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                                                         [LOGO OF GOLDMAN SACHS]


ANNUAL REPORT

December 31, 1999

--------------------------------------------------------------------------------
Letter to Shareholders

---------------------------------------  ---------------------------------------
Dear Shareholders:

We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Financial Square Funds in 1999. It was another strong year for the funds, during which all of them outperformed their respective IBC Financial Data, Inc. averages. Assets in the Financial Square Funds totaled $36 billion as of December 31, 1999.

The Economy In Review

Early in the year, economic data pointed to a stable U.S. economy. As a result, market pundits assumed the view that any easing by the Federal Reserve Board (the "Fed") would come later, rather than sooner. Consensus opinion was confirmed when the Fed decided to leave rates unchanged at its February 2, 1999 meeting.

Consistently benign reports in the ensuing months prompted the Fed to maintain a neutral stance. By May, though, economic indicators that are critical in determining the Federal Open Market Committee's ("FOMC") position on monetary policy came in higher than expected. The Fed officially assumed a tightening bias in their May Federal Open Market Committee meeting. On June 30, interest rates were raised by 25 basis points, to 5.00%. Because the move was expected, it had little impact on the bond market as a whole. Rather, the Fed's adoption of a post-rate hike neutral stance prompted a market rally.

Prior to Chairman Alan Greenspan's July 22nd Humphrey Hawkins testimony, the market had assumed that upcoming economic data would remain fairly benign and forestall any future tightening. However, Chairman Greenspan's bearish tone triggered a market sell-off which left investors on alert for signs of continued growth in the U.S. economy. In fact, the July non-farm payroll number indicated that the U.S. growth trend had not weakened materially, and instead suggested that prices could accelerate. A 25 basis point tightening followed in August when signs continued to suggest that the U.S. economy was growing.

Following August's tightening, a measure of economic stability followed that was interpreted by the market to mean that the Fed would maintain rates in the near term. However, signals to this effect sparked a powerful rally in U.S. financial markets which, in turn, undid some of the restraint on which expectations of slower growth were based. Thus, the Fed, for the third and final time in 1999, raised short-term interest rates by 25 basis points.

Despite continued signs of very strong GDP growth following this tightening, the Fed left rates unchanged at its December meeting, while maintaining a neutral bias going forward. The decision not to tighten further was due in part to a desire to avoid pre-Y2K market disruptions. However, the committee's neutral bias indicates a willingness to consider tightening at the February 2, 2000 FOMC meeting.

Credit Year 1999: A Run for the Money

The U.S. remained in robust health in 1999, this time without the distraction of the Asian crisis. Corporates and financial institutions rode bullish markets to strong profitability for the year. Fears about the possible fragility of the U.S. expansion were put to rest as the economy digested without incident the Fed's modest rate hikes, which restored interest rates to their pre-Asian-crisis levels. Meanwhile, merger and acquisition activity and IPOs continued to set new records, with the technology sector in particular providing enormous returns.

The international environment benefited from the strong American performance and an accelerating recovery in Asia. The decidedly positive note on which 1998 closed set the stage for a notable upturn around the globe. Euroland began to recover from what turned out to be a shallow recession, although the euro disappointed optimists by its steady weakening, finally reaching parity with the U.S. dollar. Financial markets in Europe
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
continued their post-euro flurry of activity, with M&A and bond and equity issuance expanding significantly. Asia contributed its share to the global upswing, posting an impressive performance as growth and exports turned around smartly. Debt and equity markets returned to, or even exceeded, pre-crisis levels. Sentiment was further strengthened by the landmark deal between the U.S. and China late in the year for China's accession to the World Trade Organization. Even Japan started to look somewhat better--a stabilized economy and banking sector prompted investors to turn bullish on the yen and equities, while interest rates remained at historic lows.

The outlook for 2000 remains bullish, though investors are increasingly nervous about possible further interest rate hikes in the U.S. and the potential consequences for both the equity markets and corporate earnings. The Goldman Sachs Credit Department, with analysts based in London, Tokyo, Frankfurt and New York, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market portfolios.

Strategy

Taxable--Early in the year, we took advantage of a steepening yield curve as the Fed shifted towards its neutral bias. During the second quarter, when the yield curve flattened, we extended the Funds as the highly technical April-May period approached, while managing liquidity throughout the volatile tax season. When a Fed tightening became imminent, we shortened the Funds' weighted average maturities ("WAMs"), then extended them following the tightening to take advantage of any steepening in the yield curve. As the year drew to a close, we maintained neutral WAMs. This left us well positioned for liquidity management and allowed us to take advantage of Y2K technical pressure that was priced into the market over year end. Throughout the year, we maintained a barbelled structure.

Tax-Exempt--Early in the year, inflows of cash into tax-exempt funds--the result of seasonal reinvestment of maturity proceeds coupled with a scarcity of issuance-- caused a drop in yields. We anticipated this, and had already extended the Funds' WAMs to a neutral range. In March, we shortened the Funds' WAMs to the 30- to 35-day range, seeking to build liquidity as the April 15th tax deadline approached. This helped us to fund tax-time redemptions. In May, tax-exempt money market supply picked up. However, the steepening that occurred in the Treasury yield curve in anticipation of a Fed tightening was not seen in the tax-exempt market. Since we believed that yields in the municipal market did not adequately reflect this tightening risk, we shortened the Funds' WAMs.

During the month of August, the tax-exempt market saw considerable new issuance come to market. This supply, coupled with Fed tightening, resulted in an increase in municipal rates not experienced in over a year. We took advantage of these higher rates by extending the Funds' WAMs. Shortly thereafter, the tax-exempt market experienced large inflows, which prompted us to maintain WAMs in the neutral range. We also focused on building additional liquidity in the Funds in anticipation of year end.

Summary for Financial Square Funds Institutional Shares* as of 12/31/99

                                 Standardized Standardized  1-Mo.
                                    7-Day        7-Day     Simple  Weighted Avg.
                                    Current    Effective   Average   Maturity
Financial Square Funds              Yield        Yield      Yield     (days)
----------------------           ------------ ------------ ------- -------------
Prime Obligations...............     5.63%        5.79%     5.67%        32
Money Market....................     5.66         5.82      5.66         29
Premium Money Market............     5.20         5.33      5.51         14
Treasury Obligations............     4.72         4.83      5.10         22
Treasury Instruments............     5.09         5.22      5.10         51
Government......................     5.30         5.44      5.44         22
Federal.........................     5.56         5.71      5.50         37
Tax-Free Money Market...........     4.40         4.49      3.61         46

* Financial Square Funds offer four separate classes of shares (Institutional, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Preferred, Administration and Service shares offer financial
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)

---------------------------------------  ---------------------------------------
institutions the opportunity to receive a fee for providing administrative support services. The Preferred shares pay 0.10%, Administration shares pay 0.25%, and the Service shares pay 0.50%. If these fees were reflected in the above performance, performance would be reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any one of the Financial Square Funds is neither insured nor guaranteed by the U.S. Government nor it there any assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. More complete information, including management fees and expenses, is included in the funds' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a servicemark of Goldman, Sachs, & Co.

Outlook and Strategies for 2000

Looking ahead, as consumer sentiment and economic growth remain exceptionally strong, we are watchful for signs of inflationary pressure which will most likely trigger a series of Federal Reserve Board ("Fed") tightenings. Economic indicators such as the December Producer Price Index and Consumer Price Index reports, released on January 13 and 14, respectively, provided further justification for the Fed to raise short-term interest rates at the February 2 FOMC meeting.

In closing, we thank you for your support and for making 1999 a year of record assets for the Financial Square Funds. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another productive year in 2000.

Goldman Sachs Money Market Management Team
January 31, 2000
---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost

----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--47.1%
Agriculture Services
Cargill, Inc.
$ 70,000,000             5.42%                    01/18/2000                   $    69,820,839
  25,000,000             5.42                     01/25/2000                        24,909,667
Asset Backed
Asset Portfolio Funding Corp.
 100,000,000             5.43                     01/19/2000                        99,728,500
  45,000,000             5.50                     01/20/2000                        44,869,375
  20,000,000             5.50                     01/25/2000                        19,926,667
Blue Ridge Asset Funding
  40,000,000             5.97                     01/18/2000                        39,887,233
  45,870,000             6.15                     01/20/2000                        45,721,114
  36,617,000             6.07                     02/15/2000                        36,339,169
  80,000,000             6.17                     02/22/2000                        79,287,022
Centric Capital Corp.
  35,412,000             6.70                     01/14/2000                        35,326,323
  35,000,000             5.50                     01/31/2000                        34,839,583
  45,450,000             6.05                     01/31/2000                        45,220,856
Corporate Receivables Corp.
  40,000,000             6.27                     01/18/2000                        39,881,567
 100,000,000             5.93                     01/24/2000                        99,621,139
  50,000,000             5.92                     02/23/2000                        49,564,222
CXC, Inc.
  50,000,000             5.92                     01/24/2000                        49,810,889
Dakota Certificates of Standard Credit Card Master Trust
  50,000,000             5.94                     01/24/2000                        49,810,250
Delaware Funding Corp.
  56,000,000             6.15                     02/04/2000                        55,674,733
 100,000,000             5.77                     02/14/2000                        99,294,778
Edison Asset Securitization Corp.
  23,835,000             5.43                     01/18/2000                        23,773,883
  25,000,000             5.97                     02/22/2000                        24,784,417
  50,000,000             5.80                     02/28/2000                        49,532,778
  75,000,000             5.92                     03/07/2000                        74,186,000
  36,529,000             5.85                     04/03/2000                        35,976,955
Enterprise Funding Corp.
  45,699,000             6.11                     01/26/2000                        45,505,097
  70,993,000             5.85                     02/04/2000                        70,600,764
  62,153,000             5.93                     03/01/2000                        61,538,721
Falcon Asset Securitization Corp.
  34,541,000             6.20                     01/20/2000                        34,427,974
  62,520,000             5.85                     02/07/2000                        62,144,099
  46,950,000             5.87                     02/09/2000                        46,651,437
  68,030,000             5.98                     02/14/2000                        67,532,776
  50,000,000             5.94                     02/24/2000                        49,554,500

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost

----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Asset Backed (continued)
Forrestal Funding
$ 36,971,000             5.90%                    01/27/2000                   $    36,813,462
  30,000,000             6.10                     02/04/2000                        29,827,167
  25,000,000             5.77                     02/23/2000                        24,787,632
  42,873,000             5.90                     02/23/2000                        42,500,600
International Securitization Corp.
  50,000,000             5.70                     01/20/2000                        49,849,583
  26,405,000             5.95                     02/03/2000                        26,260,983
  19,463,000             6.07                     02/07/2000                        19,341,578
  50,000,000             5.95                     02/10/2000                        49,669,444
  75,000,000             6.00                     02/25/2000                        74,312,500
Intrepid Funding Notes
 100,000,000             6.60                     01/14/2000                        99,761,667
  75,000,000             5.54                     01/31/2000                        74,653,750
  31,396,000             5.81                     02/09/2000                        31,198,388
  25,771,000             5.86                     02/09/2000                        25,607,397
  25,409,000             5.93                     03/07/2000                        25,132,762
  51,782,000             5.85                     03/08/2000                        51,218,223
Park Avenue Receivables Corp.
  89,297,000             6.05                     01/27/2000                        88,906,822
  50,000,000             6.02                     02/08/2000                        49,682,278
 111,612,000             5.90                     02/11/2000                       110,862,029
Preferred Receivables Funding
  80,635,000             6.45                     01/18/2000                        80,389,399
  50,000,000             5.97                     01/20/2000                        49,842,458
  59,480,000             5.97                     01/25/2000                        59,243,270
  33,000,000             5.93                     02/18/2000                        32,739,080
Receivables Capital Corp.
  31,050,000             5.92                     01/13/2000                        30,988,728
  50,000,000             5.95                     01/26/2000                        49,793,403
  50,000,000             6.02                     02/09/2000                        49,673,916
Riverwoods Funding Corp.
  25,000,000             6.10                     01/26/2000                        24,894,097
  25,000,000             6.07                     01/27/2000                        24,890,403
  25,000,000             6.06                     02/09/2000                        24,835,875
Three River Funding Corp.
  30,206,000             6.27                     01/18/2000                        30,116,565
  33,844,000             6.15                     01/20/2000                        33,734,148
  55,000,000             6.05                     02/02/2000                        54,704,222
  50,584,000             6.00                     02/14/2000                        50,213,051
Variable Funding Capital Corp.
  40,000,000             6.03                     01/14/2000                        39,912,900
  25,000,000             5.90                     02/17/2000                        24,807,431

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost

----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Asset Backed (continued)
WCP Funding Corp.
$ 75,000,000             6.05                     02/01/2000                   $    74,609,271
 100,000,000             6.00                     02/10/2000                        99,333,333
  50,000,000             5.90                     02/29/2000                        49,516,528
Business Credit Institutions
CIT Group, Inc.
 100,000,000             5.95%                    03/15/2000                        98,776,944
General Electric Capital Corp.
  30,000,000             5.43                     01/24/2000                        29,895,925
  50,000,000             5.85                     02/04/2000                        49,723,750
Commercial Banks
J.P. Morgan & Co., Inc.
  75,000,000             6.04                     02/09/2000                        74,509,250
  50,000,000             5.69                     02/14/2000                        49,652,278
Wells Fargo Co.
  50,000,000             6.03                     03/15/2000                        49,380,250
Financial Services
General Electric Capital International Funding
  50,000,000             5.94                     02/28/2000                        49,521,500
Insurance Carriers
General Electric Financial Assurances Holdings
  50,000,000             6.00                     02/17/2000                        49,608,333
Prudential Funding Corp.
  50,000,000             6.08                     01/20/2000                        49,839,556
Personal Credit
Associates Corp. of North America
  75,000,000             5.93                     03/08/2000                        74,172,271
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
  45,000,000             6.10                     01/20/2000                        44,855,125
Merrill Lynch & Co., Inc.
  75,000,000             5.70                     01/19/2000                        74,786,250
  50,000,000             5.92                     02/29/2000                        49,514,889
  25,000,000             5.90                     03/15/2000                        24,696,805
Morgan Stanley Dean Witter & Co.
  75,000,000             5.43                     01/26/2000                        74,717,188
Salomon Smith Barney Holdings, Inc.
  50,000,000             5.68                     02/07/2000                        49,708,111
  25,000,000             5.77                     02/11/2000                        24,835,715

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost

----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Transportation Equipment
Ford Motor Credit Co.
$250,000,000             5.94                     03/02/2000                   $   247,483,750
General Motors Acceptance Corp.
 100,000,000             5.84                     02/09/2000                        99,367,333
----------------------------------------------------------------------------------------------
Total Commercial Paper and
 Corporate Obligations                                                         $ 4,725,412,893
----------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--6.6%
FCC National Bank
$ 50,000,000             5.86%                    02/23/2000                   $    50,000,000
First National Bank of Maryland
$ 70,000,000             5.09%                    01/13/2000                        69,999,556
First Union National Bank
  25,000,000             5.84                     02/15/2000                        25,000,000
  50,000,000             5.25                     02/28/2000                        50,000,000
Greenwood Trust Co.
  75,000,000             6.30                     01/20/2000                        75,000,000
  75,000,000             6.10                     01/27/2000                        75,000,000
Huntington National Bank
  55,000,000             4.98                     01/11/2000                        54,999,709
  45,000,000             5.05                     02/09/2000                        44,998,146
J.P. Morgan & Co., Inc.
  60,000,000             5.03                     02/07/2000                        60,000,000
Keybank, N.A.
  20,000,000             5.65                     06/26/2000                        19,993,496
Morgan Stanley Dean Witter & Co.
  18,650,000             5.89                     03/20/2000                        18,672,770
National City Bank
  45,000,000             5.08                     02/11/2000                        44,998,059
NationsBank, N.A.
  50,000,000             5.00                     01/05/2000                        49,999,894
Salomon, Inc.
  25,000,000             6.50                     03/01/2000                        25,058,135
----------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $   663,719,765
----------------------------------------------------------------------------------------------
Certificates of Deposit--1.4%
First National Bank of Maryland
$ 75,000,000             4.99%                    01/25/2000                   $    74,998,573
  40,000,000             5.11                     02/23/2000                        39,998,042
Regions Bank
  30,000,000             5.15                     02/18/2000                        30,000,000
----------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                  $   144,996,615
----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost

----------------------------------------------------------------------------------------------
Time Deposits--8.9%
Chase Manhattan Bank
$240,000,000             5.00%                    01/03/2000                   $   240,000,000
Comerica Bank
 150,000,000             5.00                     01/03/2000                       150,000,000
Fifth Third Bank
 200,000,000             4.50                     01/03/2000                       200,000,000
Republic National Bank of New York
 100,000,000             6.19                     01/03/2000                       100,000,000
Southtrust Bank, N.A.
 200,000,000             5.00                     01/03/2000                       200,000,000
----------------------------------------------------------------------------------------------
Total Time Deposits                                                            $   890,000,000
----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--1.3%
Federal Home Loan Bank
$ 20,000,000             5.10%                    05/17/2000                   $    19,993,517
Federal Home Loan Mortgage Corp.
  50,000,000             5.48                     02/07/2000                        49,718,389
Federal National Mortgage Association
  34,000,000             5.00                     05/05/2000                        33,986,530
  22,000,000             5.56                     07/24/2000                        21,994,647
----------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                       $   125,693,083
----------------------------------------------------------------------------------------------
Variable Rate Obligations#--25.8%
American Express Centurion Bank
$ 25,000,000             6.43%                    01/12/2000                   $    25,000,000
Amsouth Bank
  50,000,000             6.46                     02/16/2000                        49,973,187
Associates Corp. of North America
 100,000,000             6.34                     01/20/2000                        99,983,985
BankAmerica Corp.
  25,000,000             6.13                     03/15/2000                        25,000,045
Bank of America, N.A.
  50,000,000             5.75                     01/03/2000                        50,000,000
  50,000,000             5.03                     03/24/2000                        49,995,776
Bank One Corp.
  90,000,000             6.12                     01/05/2000                        89,966,572
  50,000,000             6.18                     03/08/2000                        50,010,212
 100,000,000             6.18                     03/13/2000                        99,971,748
Chase Manhattan Bank, N.A.
  75,000,000             6.39                     01/25/2000                        74,980,894
Citicorp
  85,000,000             6.51                     01/03/2000                        85,000,000
Comerica Bank Detroit
  50,000,000             6.42                     01/03/2000                        49,998,709

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost

----------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
CP Trust Certificate Series 1996-2
$ 72,250,000             5.06                     03/30/2000                   $    72,250,000
First Union National Bank
  25,000,000             5.75                     01/03/2000                        25,000,000
  50,000,000             6.02                     02/06/2000                        50,000,000
  75,000,000             6.14                     02/17/2000                        75,029,739
  25,000,000             6.16                     03/15/2000                        25,010,057
Fleet National Bank
  35,000,000             5.04                     01/03/2000                        34,995,752
  50,000,000             5.05                     01/03/2000                        49,997,031
  33,000,000             6.34                     01/26/2000                        33,017,416
General Electric Capital Corp.
  60,000,000             6.13                     01/12/2000                        60,000,000
  60,000,000             6.11                     02/03/2000                        59,979,678
J.P. Morgan & Co., Inc.
  40,000,000             6.03%                    01/03/2000                        40,000,317
  40,000,000             6.07                     03/02/2000                        40,000,492
Keybank, N.A.
  50,000,000             6.46                     01/10/2000                        49,974,426
  65,000,000             6.17                     01/13/2000                        65,009,135
  25,000,000             6.19                     01/28/2000                        24,997,764
  70,000,000             6.20                     01/31/2000                        70,001,007
  25,000,000             6.15                     03/07/2000                        25,007,217
Merrill Lynch & Co., Inc.
  25,000,000             6.51                     01/03/2000                        25,000,000
  25,000,000             6.43                     01/24/2000                        24,999,644
  40,000,000             6.20                     01/28/2000                        39,997,686
Monumental Life Insurance
  55,000,000             6.65                     02/01/2000                        55,000,000
Morgan Stanley Dean Witter & Co.
  25,000,000             6.16                     02/23/2000                        25,003,667
  15,500,000             6.49                     03/01/2000                        15,510,547
  35,000,000             6.50                     03/15/2000                        35,034,723
National City Bank
 100,000,000             6.45                     01/04/2000                        99,916,748
 100,000,000             5.71                     02/29/2000                        99,960,328
New York Life Insurance Co.
  40,000,000             6.14                     03/01/2000                        40,000,000
  25,000,000             6.14                     03/23/2000                        25,000,000
Pacific Mutual Life Insurance Co.
  50,000,000             6.48                     02/01/2000                        50,000,000
PNC Bank, N.A.
  30,000,000             6.41                     01/12/2000                        29,993,750
Seattle Washington Taxable Series 1994
  25,000,000             6.51                     02/01/2000                        25,000,000
Southtrust Bank of Alabama, N.A.
  75,000,000             6.39                     01/10/2000                        74,994,433

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost

----------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
SunAmerica Life Insurance Co.
$100,000,000             6.25                     02/01/2000                   $   100,000,000
Texas State Veterans Taxable Series 1996-A
  14,255,000             6.51                     02/01/2000                        14,255,000
U.S. Bank, N.A.
  50,000,000             6.51                     01/19/2000                        50,013,194
U.S. Central Credit Union
  50,000,000             6.41                     01/14/2000                        50,000,000
Wells Fargo Co.
  60,000,000             6.01                     03/10/2000                        59,993,890
 100,000,000             6.06                     03/29/2000                        99,979,500
----------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                $ 2,589,804,269
----------------------------------------------------------------------------------------------
Repurchase Agreements--8.7%
Joint Repurchase Agreement Account
$522,500,000             2.59%                    01/03/2000                   $   522,500,000
Joint Repurchase Agreement Account II
 350,000,000             3.16                     01/03/2000                       350,000,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                    $   872,500,000
----------------------------------------------------------------------------------------------
Total Investments                                                              $10,012,126,625
----------------------------------------------------------------------------------------------

# Variable rate security-based index is either Federal Funds, LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indicies.

Maturity dates represent either the stated date on the security or the next interest reset rate for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--36.6%
Agriculture Services
Cargill Global Funding PLC
$ 60,000,000             5.42%                    01/20/2000                   $   59,828,367
  20,805,000             5.41                     01/21/2000                       20,742,469
  75,000,000             5.42                     01/25/2000                       74,729,000
Asset Backed
Asset Portfolio Funding Corp.
  50,000,000             5.50                     01/20/2000                       49,854,861
Atlantis One Funding Corp.
  45,000,000             5.43                     01/18/2000                       44,884,612
  18,550,000             5.42                     01/20/2000                       18,496,937
  25,000,000             5.75                     02/10/2000                       24,840,278
Bavaria TRR Corp.
  25,000,000             5.45                     01/24/2000                       24,912,951
  25,000,000             5.45                     01/26/2000                       24,905,382
  27,000,000             5.43                     01/28/2000                       26,890,042
  25,000,000             5.75                     02/11/2000                       24,836,285
Blue Ridge Asset Funding
  50,000,000             6.12                     03/21/2000                       49,320,000
Centric Capital Corp.
  50,000,000             5.98                     01/11/2000                       49,916,944
  31,000,000             6.50                     01/26/2000                       30,860,069
  35,000,000             5.50                     01/31/2000                       34,839,584
  25,000,000             6.05                     01/31/2000                       24,873,958
  22,500,000             5.85                     02/04/2000                       22,375,688
  33,800,000             6.05                     03/09/2000                       33,413,741
  30,000,000             6.12                     03/17/2000                       29,612,400
Corporate Receivables Corp.
  50,000,000             6.27                     01/18/2000                       49,851,958
  50,000,000             5.93                     01/24/2000                       49,810,570
CXC, Inc.
  90,000,000             6.27                     01/18/2000                       89,733,525
Delaware Funding Corp.
  58,590,000             6.00                     01/18/2000                       58,423,995
  60,000,000             6.15                     02/04/2000                       59,651,500
Edison Asset Securitization Corp.
  25,000,000             5.97                     02/22/2000                       24,784,417
  50,000,000             5.92                     03/07/2000                       49,457,333
Enterprise Funding Corp.
  50,668,000             5.93                     01/28/2000                       50,442,653
Eureka Securities PLC
  50,000,000             6.00                     01/14/2000                       49,891,666
  50,000,000             5.85                     02/09/2000                       49,683,125
  50,000,000             5.90                     02/29/2000                       49,516,528
Falcon Asset Securitization Corp.
  50,735,000             6.37                     01/24/2000                       50,528,522
  25,000,000             5.97                     01/25/2000                       24,900,500
  50,000,000             5.97                     01/27/2000                       49,784,417

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Asset Backed (continued)
Fidex PLC
$ 50,620,000             5.92%                    02/23/2000                   $   50,178,819
Forrestal Funding
  35,000,000             6.10                     02/04/2000                       34,798,361
  25,000,000             5.77                     02/23/2000                       24,787,632
  50,000,000             5.86                     03/22/2000                       49,340,750
  28,600,000             6.00                     03/24/2000                       28,204,367
Grand Funding Corp.
  40,000,000             5.43                     01/10/2000                       39,945,700
  75,000,000             5.43                     01/12/2000                       74,875,562
  25,000,000             5.42                     01/14/2000                       24,951,069
  25,055,000             5.43                     01/20/2000                       24,983,197
  50,000,000             5.55                     01/26/2000                       49,807,292
  54,000,000             6.25                     01/28/2000                       53,746,875
International Securitization Corp.
  50,000,000             6.40                     01/25/2000                       49,786,667
Park Avenue Receivables Corp.
  43,194,000             6.18                     02/09/2000                       42,904,816
Prefco, Inc.
  50,000,000             5.97                     01/18/2000                       49,859,042
  67,800,000             5.43                     01/25/2000                       67,554,564
  40,000,000             5.92                     02/28/2000                       39,618,489
Receivables Capital Corp.
  29,527,000             5.95                     01/26/2000                       29,404,996
Riverwoods Funding Corp.
  25,000,000             6.07                     01/27/2000                       24,890,403
Rose One Plus
  40,000,000             6.14                     01/28/2000                       39,815,800
  25,000,000             5.92                     02/28/2000                       24,761,556
Sheffield Receivables Corp.
  33,250,000             6.05                     02/02/2000                       33,071,189
Three River Funding Corp.
  21,000,000             6.10                     02/02/2000                       20,886,133
Variable Funding Capital Corp.
  40,000,000             6.70                     01/20/2000                       39,858,556
Windmill Funding Corp.
  15,000,000             5.43                     01/20/2000                       14,957,012
Business Credit Institutions
CIT Group, Inc.
  30,000,000             5.95                     03/15/2000                       29,633,084
General Electric Capital Corp.
  50,000,000             5.85                     02/04/2000                       49,723,750
Commercial Banks
BankAmerica Corp.
  50,000,000             6.03                     03/22/2000                       49,321,625

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Commercial Banks (continued)
Banque Et Caisse D'Epargne et de Credit
$ 50,000,000             6.00%                    01/27/2000                   $   49,783,333
BCI Funding Corp.
  25,000,000             5.94                     03/06/2000                       24,731,875
C.S. First Boston Corp.
  22,000,000             5.41                     01/27/2000                       21,914,041
  45,000,000             5.43                     02/01/2000                       44,789,588
  50,000,000             5.68                     02/09/2000                       49,692,333
Nordbanken North America, Inc.
 100,000,000             5.53                     02/03/2000                       99,493,084
Wells Fargo Co.
  25,000,000             6.03                     03/15/2000                       24,690,125
Electronics, Electrical Equipment Company
Alcatel Alsthom, Inc.
  35,000,000             5.69                     02/22/2000                       34,712,339
Financial Services
General Electric Capital International Funding
  35,000,000             5.94                     02/28/2000                       34,665,050
Insurance Carriers
General Electric Financial Assurances Corp.
  50,000,000             5.96                     03/15/2000                       49,387,444
Prudential Funding Corp.
  25,000,000             6.08                     01/20/2000                       24,919,778
Mortgage Bank
Nationwide Building Society
  50,000,000             5.90                     03/01/2000                       49,508,333
Personal Credit
Associates Corp. of North America
  25,000,000             5.93                     03/08/2000                       24,724,090
Savings Institutions
Northern Rock PLC
  50,000,000             5.54                     02/03/2000                       49,746,083
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
  45,000,000             6.10                     01/20/2000                       44,855,125
Merrill Lynch & Co., Inc.
  75,000,000             5.70                     01/19/2000                       74,786,250
  50,000,000             5.92                     02/29/2000                       49,514,889
  25,000,000             5.90                     03/15/2000                       24,696,805
Salomon Smith Barney Holdings, Inc.
  50,000,000             5.54                     01/24/2000                       49,823,028
  30,000,000             5.68                     02/07/2000                       29,824,867
  25,000,000             5.77                     02/11/2000                       24,835,715

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Transportation Equipment
DaimlerChrysler, N.A. Corp.
$ 60,000,000             5.91%                    02/29/2000                   $   59,418,850
  50,000,000             6.01                     03/15/2000                       49,382,306
Ford Motor Credit Co.
  25,000,000             5.94                     03/02/2000                       24,748,375
General Motors Acceptance Corp.
 100,000,000             5.84                     02/09/2000                       99,367,333
---------------------------------------------------------------------------------------------
Total Commercial Paper and
 Corporate Obligations                                                         $3,552,272,622
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--1.8%
C.S. First Boston Corp.
$ 55,000,000             5.15%                    02/17/2000                   $   55,000,000
Greenwood Trust Co.
 100,000,000             6.05                     01/27/2000                      100,000,000
Keybank, N.A.
  25,000,000             5.65                     06/26/2000                       24,991,870
---------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $  179,991,870
---------------------------------------------------------------------------------------------
Certificates of Deposit--0.6%
First National Bank of Maryland
$ 60,000,000             4.99%                    01/25/2000                   $   59,998,858
---------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                  $   59,998,858
---------------------------------------------------------------------------------------------
Certificates of Deposit--Eurodollar--0.3%
Halifax PLC
$ 25,000,000             6.28%                    01/14/2000                   $   25,004,050
---------------------------------------------------------------------------------------------
Total Certificates of Deposit--Eurodollar                                      $   25,004,050
---------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar--3.8%
Commerzbank, New York
$ 20,000,000             5.01%                    01/10/2000                   $   19,999,715
  65,000,000             5.00                     02/02/2000                       64,998,901
  50,000,000             5.05                     02/08/2000                       49,998,494
  30,000,000             5.06                     02/09/2000                       29,997,038
Deutsche Bank, New York
  25,000,000             5.02                     01/12/2000                       24,999,782
  35,000,000             5.25                     05/18/2000                       34,993,635
Royal Bank of Canada
  45,000,000             5.70                     07/03/2000                       44,989,138
Toronto Dominion Bank, New York
  45,000,000             5.18                     02/29/2000                       44,996,500

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar (continued)
UBS AG, Stamford
$ 50,000,000             5.20%                    02/29/2000                   $   49,997,666
---------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankeedollar                                    $  364,970,869
---------------------------------------------------------------------------------------------
Taxable Municipal Note--0.3%
Illinois Health & Education Facilities Authority for Elmhurst Memorial
 Series 1998-B
$ 29,400,000             6.60%                    01/06/2000                   $   29,400,000
---------------------------------------------------------------------------------------------
Total Taxable Municipal Note                                                   $   29,400,000
---------------------------------------------------------------------------------------------
Time Deposits--6.0%
BankOne, N.A.
$ 80,000,000             5.75%                    01/04/2000                   $   80,000,000
Chase Manhattan Bank
 200,000,000             4.50                     01/03/2000                      200,000,000
Den Danske Bank
 100,000,000             5.00                     01/03/2000                      100,000,000
Republic National Bank of New York
 100,000,000             6.06                     01/03/2000                      100,000,000
 100,000,000             6.19                     01/03/2000                      100,000,000
---------------------------------------------------------------------------------------------
Total Time Deposits                                                            $  580,000,000
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--1.6%
Federal Home Loan Bank
$ 20,000,000             5.10%                    05/17/2000                   $   19,993,517
Federal Home Loan Mortgage Corp.
  62,008,000             5.48                     02/07/2000                       61,658,757
Federal National Mortgage Association
  50,000,000             5.00                     05/05/2000                       49,980,191
  22,000,000             5.56                     07/24/2000                       21,994,647
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                       $  153,627,112
---------------------------------------------------------------------------------------------
Variable Rate Obligations#--38.7%
Asset Securitization Corp.
$175,000,000             6.52%                    01/10/2000                   $  174,996,200
 100,000,000             6.59                     01/28/2000                       99,996,813
Associates Corp. of North America
 100,000,000             6.34                     01/20/2000                       99,983,985
AT&T Corp.
 100,000,000             6.53                     01/06/2000                      100,000,000
Bayerische Hypo-Vereins
  75,000,000             6.38                     01/13/2000                       74,990,629
  50,000,000             6.38                     01/18/2000                       49,990,878
 100,000,000             6.40                     01/25/2000                       99,984,500

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Bayerische Landesbank, New York
$ 75,000,000             5.75%                    01/03/2000                   $   74,978,442
  50,000,000             6.36                     01/10/2000                       49,990,463
 100,000,000             6.00                     03/15/2000                       99,904,645
Chase Manhattan Bank, N.A.
  85,000,000             6.39                     01/25/2000                       84,978,347
Chase Manhattan Corp.
  45,000,000             5.71                     01/03/2000                       44,999,577
Ciesco L.P.
  25,000,000             6.45                     01/06/2000                       25,000,000
Citicorp
  50,000,000             6.51                     01/03/2000                       50,000,000
Comerica Bank Detroit
  55,000,000             6.42                     01/03/2000                       54,998,580
 100,000,000             6.41                     01/13/2000                       99,973,821
  50,000,000             6.45                     12/20/2000                       49,973,886
CP Trust Certificate Series 1996-1
  51,000,000             5.06                     03/30/2000                       51,000,000
Credit Agricole Indosuez, New York
  40,000,000             6.45                     12/31/2000                       39,974,525
DaimlerChrysler, N.A. Corp.
 100,000,000             6.36                     01/06/2000                       99,938,443
Den Danske Bank Corp.
  35,000,000             6.41                     01/21/2000                       34,990,471
  50,000,000             6.41                     01/25/2000                       49,996,986
Eureka Securities PLC
  75,000,000             6.55                     01/24/2000                       74,998,938
First Chicago Corp.
  30,000,000             6.15                     03/13/2000                       30,004,337
First Union National Bank
  75,000,000             5.75                     01/03/2000                       75,000,000
  75,000,000             6.45                     01/03/2000                       75,000,000
  80,000,000             6.02                     02/16/2000                       80,000,000
  50,000,000             6.14                     02/16/2000                       50,000,000
Fleet National Bank
  40,000,000             5.04                     01/03/2000                       39,995,145
  50,000,000             5.05                     01/03/2000                       49,997,031
Ford Motor Credit Co.
 100,000,000             6.04                     02/18/2000                       99,949,086
General Electric Capital Corp.
  80,000,000             6.13                     01/12/2000                       80,000,000
J.P. Morgan & Co., Inc.
  40,000,000             6.03                     01/03/2000                       40,000,317
  50,000,000             6.07                     03/02/2000                       50,000,615

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Keybank, N.A.
$ 31,000,000             5.70%                    01/03/2000                   $   30,989,253
  50,000,000             6.20                     01/31/2000                       50,000,689
  55,000,000             6.46                     12/10/2000                       54,971,869
Merrill Lynch & Co., Inc.
 115,000,000             6.51                     01/03/2000                      115,000,000
  25,000,000             6.29                     01/24/2000                       25,001,437
  25,000,000             6.43                     01/24/2000                       24,999,644
  25,000,000             6.47                     01/28/2000                       24,999,815
Morgan Stanley Dean Witter & Co.
 150,000,000             6.20                     03/30/2000                      149,987,844
National Rural Utilities Corp.
 135,000,000             6.48                     01/03/2000                      134,984,213
New York Life Insurance Co.
  25,000,000             6.14                     03/23/2000                       25,000,000
  40,000,000             6.14                     12/01/2000                       40,000,000
Northern Rock PLC
 100,000,000             6.45                     03/14/2000                      100,000,000
PNC Bank, N.A.
 100,000,000             6.41                     01/12/2000                       99,979,165
Societe Generale, New York
 100,000,000             6.41                     01/03/2000                       99,988,281
  40,000,000             6.48                     12/04/2000                       39,979,783
Southtrust Bank of Alabama, N.A.
  20,000,000             5.64                     01/03/2000                       19,992,811
  50,000,000             6.39                     01/10/2000                       49,996,288
  60,000,000             6.43                     01/24/2000                       59,984,918
  50,000,000             6.45                     12/20/2000                       49,973,891
SunAmerica Life Insurance Co.
  50,000,000             6.53                     01/03/2000                       50,000,000
U.S. Bank, N.A.
  50,000,000             6.34                     03/19/2000                       49,988,217
Wells Fargo Co.
 100,000,000             6.01                     03/10/2000                       99,989,817
---------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                $3,751,394,595
---------------------------------------------------------------------------------------------
Repurchase Agreements--10.1%
Joint Repurchase Agreement Account
$678,200,000             2.59%                    01/03/2000                   $  678,200,000
Joint Repurchase Agreement Account II
 300,000,000             3.16                     01/03/2000                      300,000,000
---------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                    $  978,200,000
---------------------------------------------------------------------------------------------
Total Investments                                                              $9,674,859,976
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
# Variable rate security-based index is either Federal Funds, LIBOR, or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Premium Money Market Fund
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--51.1%
Asset Backed
Centric Capital Corp.
$ 12,450,000              6.17%                      01/28/2000                     $ 12,392,388
Corporate Receivables Corp.
  10,000,000              6.27                       01/18/2000                        9,970,392
CXC, Inc.
  10,000,000              6.27                       01/18/2000                        9,970,392
Enterprise Funding Corp.
  12,000,000              6.15                       01/20/2000                       11,961,050
Forrestal Funding
   7,421,000              6.12                       01/25/2000                        7,390,722
Grand Funding Corp.
  10,821,000              6.25                       01/28/2000                       10,770,277
Receivables Capital Corp.
  12,201,000              6.04                       02/02/2000                       12,135,494
Rose One Plus
   8,962,000              6.00                       02/28/2000                        8,875,367
Three River Funding Corp.
  10,000,000              6.05                       02/02/2000                        9,946,222
Windmill Funding Corp.
  11,000,000              6.12                       01/18/2000                       10,968,210
Commercial Banks
Abbey National North America
  15,000,000              6.04                       01/19/2000                       14,954,700
Caisse D'Epargne et de Credit
  15,000,000              6.05                       01/19/2000                       14,954,625
J.P. Morgan & Co., Inc.
  15,000,000              6.02                       01/19/2000                       14,954,850
Nordbanken North America, Inc.
  15,000,000              6.06                       01/19/2000                       14,954,550
Mortgage Bank
Halifax PLC
  15,000,000              5.98                       02/04/2000                       14,915,283
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
  10,000,000              6.10                       01/20/2000                        9,967,805
Morgan Stanley Dean Witter & Co.
  15,000,000              6.07                       01/19/2000                       14,954,475
------------------------------------------------------------------------------------------------
Total Commercial Paper and
 Corporate Obligations                                                              $204,036,802
------------------------------------------------------------------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--5.0%
CIT Group, Inc.
$  5,000,000              6.40%                      01/28/2000                     $  5,004,648
First National Bank of Maryland
  10,000,000              5.09                       01/13/2000                        9,999,937
Huntington National Bank
   5,000,000              4.98                       01/11/2000                        4,999,974
------------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                                    $ 20,004,559
------------------------------------------------------------------------------------------------
Variable Rate Obligations#--3.8%
Comerica Bank Detroit
$  5,000,000              6.42%                      01/03/2000                     $  4,999,871
Fleet National Bank
  10,000,000              5.05                       01/03/2000                        9,999,406
------------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                     $ 14,999,277
------------------------------------------------------------------------------------------------
Repurchase Agreements--40.1%
Joint Repurchase Agreement Account
$110,300,000              2.59%                      01/03/2000                     $110,300,000
Joint Repurchase Agreement Account II
  50,000,000              3.16                       01/03/2000                       50,000,000
------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                         $160,300,000
------------------------------------------------------------------------------------------------
Total Investments                                                                   $399,340,638
------------------------------------------------------------------------------------------------

# Variable rate security-based index is either Federal Funds, LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Obligations Fund
December 31, 1999
---------------------------------------  ---------------------------------------

  Principal              Interest                    Maturity                      Amortized
    Amount                 Rate                        Date                           Cost
-----------------------------------------------------------------------------------------------
U.S. Treasury Obligations--29.8%
United States Treasury Bills
$  100,000,000             5.44%                    01/13/2000                   $   99,818,833
   450,000,000             5.45                     01/13/2000                      449,182,753
United States Treasury Notes
   254,000,000             6.38                     01/15/2000                      254,158,699
   100,000,000             5.38                     01/31/2000                      100,050,795
    52,000,000             7.75                     01/31/2000                       52,124,381
    43,000,000             5.88                     02/15/2000                       43,052,056
    60,000,000             8.50                     02/15/2000                       60,275,757
    40,000,000             7.13                     02/29/2000                       40,143,669
    25,000,000             5.50                     05/31/2000                       25,053,691
    52,000,000             6.13                     07/31/2000                       52,204,683
    50,000,000             6.25                     08/31/2000                       50,218,862
    20,000,000             4.50                     10/02/2000                       19,846,619
    25,000,000             4.00                     10/31/2000                       24,659,604
    25,000,000             5.75                     11/15/2000                       25,000,000
-----------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                  $1,295,790,402
-----------------------------------------------------------------------------------------------
Repurchase Agreements--69.9%
ABN/AMRO, Inc.
$  193,000,000             2.70%                    01/03/2000                   $  193,000,000
Barclays Bank
    82,000,000             5.33                     01/19/2000                       82,000,000
    85,000,000             5.33                     01/25/2000                       85,000,000
Bear Stearns Companies, Inc.
   138,000,000             2.70                     01/03/2000                      138,000,000
    50,000,000             5.48                     01/24/2000                       50,000,000
Chase Manhattan Corp.
   193,000,000             2.00                     01/03/2000                      193,000,000
C.S. First Boston Corp.
   160,000,000             5.30                     01/31/2000                      160,000,000
Donaldson, Lufkin & Jenrette, Inc.
   100,000,000             5.47                     01/31/2000                      100,000,000
Goldman, Sachs & Co.
   200,000,000             5.32                     01/10/2000                      200,000,000
J.P. Morgan Securities, Inc.
   190,000,000             1.00                     01/03/2000                      190,000,000
Joint Repurchase Agreement Account
 1,091,600,000             2.59                     01/03/2000                    1,091,600,000
Merrill Lynch & Co., Inc.
    90,000,000             2.75                     01/03/2000                       90,000,000
   100,000,000             5.50                     01/10/2000                      100,000,000

  Principal              Interest                    Maturity                      Amortized
    Amount                 Rate                        Date                           Cost
-----------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
Morgan Stanley Dean Witter & Co.
$  176,000,000             5.20%                    01/03/2000                   $  176,000,000
Salomon Smith Barney, Inc.
   188,000,000             2.00                     01/03/2000                      188,000,000
-----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                      $3,036,600,000
-----------------------------------------------------------------------------------------------
Total Investments                                                                $4,332,390,402
-----------------------------------------------------------------------------------------------

 At December 31, 1999, these agreements were fully collateralized by U.S. Treasury obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Instruments Fund
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--99.0%
United States Treasury Bills
$  9,600,000              4.50%                      01/13/2000                     $  9,585,600
  14,800,000              4.88                       01/13/2000                       14,775,925
  23,300,000              4.99                       01/13/2000                       23,261,283
  30,200,000              5.16                       01/13/2000                       30,148,106
  16,100,000              5.21                       01/13/2000                       16,072,067
   4,500,000              4.98                       01/20/2000                        4,488,173
  31,600,000              5.14                       01/20/2000                       31,514,276
  50,000,000              4.89                       02/17/2000                       49,680,792
  40,000,000              5.15                       03/30/2000                       39,491,216
United States Treasury Notes
  60,000,000              5.38                       01/31/2000                       59,996,598
  25,000,000              5.50                       02/29/2000                       25,003,201
 178,500,000              7.13                       02/29/2000                      178,991,377
  50,000,000              6.88                       03/31/2000                       50,171,155
------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                     $533,179,769
------------------------------------------------------------------------------------------------
Total Investments                                                                   $533,179,769
------------------------------------------------------------------------------------------------

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Government Fund
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--65.9%
Federal Farm Credit Bank
$ 50,000,000             6.28%#                   01/10/2000                   $   49,995,381
  70,000,000             6.30#                    01/11/2000                       69,998,459
  48,000,000             4.76                     01/18/2000                       47,996,071
Federal Home Loan Bank
 175,000,000             6.31#                    01/01/2000                      174,997,087
  70,000,000             4.93#                    01/03/2000                       69,990,055
  30,000,000             5.62#                    01/03/2000                       29,992,567
 150,000,000             5.96#                    01/11/2000                      149,996,802
  30,000,000             4.90                     01/14/2000                       29,999,833
  50,000,000             4.80                     01/26/2000                       49,996,473
   7,000,000             4.70                     01/28/2000                        6,975,325
  50,000,000             5.30                     01/28/2000                       49,801,250
  38,000,000             4.79                     02/04/2000                       37,996,018
  75,000,000             5.84#                    02/14/2000                       74,977,008
 150,000,000             5.54                     02/16/2000                      148,938,167
  17,000,000             5.04                     02/25/2000                       16,998,386
  50,000,000             5.63                     03/01/2000                       49,530,833
  25,000,000             5.02                     05/12/2000                       24,984,176
  32,000,000             5.52                     08/02/2000                       31,980,255
Federal Home Loan Mortgage Corp.
 100,000,000             6.27#                    01/18/2000                       99,969,836
  50,000,000             6.26#                    01/20/2000                       49,991,389
  50,000,000             6.29#                    01/22/2000                       49,990,672
  50,000,000             5.48                     02/07/2000                       49,718,389
  25,000,000             5.54                     02/25/2000                       24,788,403
 100,000,000             5.82+                    01/10/2001                       99,905,000
Federal National Mortgage Association
  85,000,000             5.54#                    01/03/2000                       84,983,292
 125,000,000             6.28#                    01/15/2000                      124,985,594
  50,000,000             6.30#                    01/22/2000                       49,965,295
  35,790,000             5.51                     01/28/2000                       35,642,098
  41,015,000             5.51                     02/03/2000                       40,807,840
  80,000,000             5.98#                    02/04/2000                       79,970,126
  50,000,000             5.52                     02/08/2000                       49,708,667
  22,141,000             5.50                     02/09/2000                       22,009,077
  25,000,000             5.86#                    02/10/2000                       24,994,672
  50,000,000             5.82#                    02/13/2000                       49,952,925
  20,500,000             5.00                     05/05/2000                       20,491,878
  40,000,000             5.05                     05/12/2000                       39,983,987
  31,160,000             5.56                     07/24/2000                       31,153,709
  21,690,000             5.93#                    09/06/2000                       21,679,654

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Student Loan Marketing Association
$ 40,000,000             4.91%#                   01/03/2000                   $   39,995,412
  30,000,000             6.05#                    01/04/2000                       29,984,392
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                       $2,235,816,453
---------------------------------------------------------------------------------------------
Repurchase Agreements/\--36.9%
ABN/AMRO, Inc.
$100,000,000             5.70%                    01/10/2000                   $  100,000,000
Chase Manhattan Corp.
 150,000,000             5.20                     01/10/2000                      150,000,000
Joint Repurchase Agreement Account
 604,200,000             2.59                     01/03/2000                      604,200,000
Joint Repurchase Agreement Account II
 400,000,000             3.16                     01/03/2000                      400,000,000
---------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                    $1,254,200,000
---------------------------------------------------------------------------------------------
Total Investments                                                              $3,490,016,453
---------------------------------------------------------------------------------------------

# Variable rate security-based index is either Federal Funds, LIBOR, U.S. Treasury Bill, or Prime lending rate.
+  Forward commitment.
/\ At December 31, 1999, these agreements were fully collateralized by U.S.
   Treasury and Federal Agency obligations.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Federal Fund
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity
   Amount                Rate                        Date                      Amortized Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--99.7%
Federal Farm Credit Bank
$ 40,000,000             4.90%#                   01/03/2000                   $   39,995,540
  75,000,000             6.28#                    01/10/2000                       74,993,072
  58,000,000             4.76                     01/18/2000                       57,997,435
  25,000,000             5.57                     01/18/2000                       24,934,243
  26,000,000             5.57                     01/19/2000                       25,927,590
  12,400,000             5.70                     01/20/2000                       12,362,697
  50,000,000             6.30#                    01/20/2000                       49,980,386
  25,000,000             6.55#                    01/23/2000                       24,997,255
  20,000,000             5.47                     01/24/2000                       19,930,106
  15,000,000             5.56                     01/27/2000                       14,939,767
  14,664,000             5.59                     01/27/2000                       14,604,798
  12,100,000             5.70                     01/28/2000                       12,048,272
  20,000,000             5.72                     01/28/2000                       19,914,200
 527,300,000             5.50                     02/01/2000                      527,300,000
  35,000,000             5.81#                    02/01/2000                       34,995,666
  54,000,000             6.29#                    02/01/2000                       53,994,054
 100,000,000             6.30#                    02/01/2000                       99,965,553
  75,000,000             6.31#                    02/01/2000                       74,972,226
  25,000,000             5.56                     02/02/2000                       24,876,444
  17,000,000             5.62                     02/04/2000                       16,909,768
  24,750,000             5.54                     02/09/2000                       24,601,459
  15,000,000             5.54                     02/10/2000                       14,907,667
  11,000,000             5.70                     02/10/2000                       10,930,333
  43,639,000             5.69                     02/15/2000                       43,328,618
  30,000,000             5.48                     02/29/2000                       29,730,567
  10,800,000             5.61                     02/29/2000                       10,700,703
  25,000,000             5.57                     03/02/2000                       24,764,049
  40,000,000             5.59                     03/03/2000                       39,614,911
  20,000,000             5.72                     03/15/2000                       19,764,844
  19,000,000             5.77                     03/22/2000                       18,753,332
   4,700,000             5.76                     03/27/2000                        4,635,328
Federal Home Loan Bank
  50,000,000             4.93#                    01/03/2000                       49,992,896
  85,000,000             5.62#                    01/03/2000                       84,980,028
 150,000,000             5.92#                    01/04/2000                      149,921,929
 125,000,000             5.92#                    01/05/2000                      124,987,080
 125,000,000             5.96#                    01/11/2000                      124,997,637
  79,000,000             6.31#                    01/12/2000                       78,980,840
  25,000,000             4.90                     01/14/2000                       24,999,861
  75,000,000             6.26#                    01/15/2000                       74,927,759
  17,000,000             5.63                     01/20/2000                       16,949,486
  75,000,000             5.53                     01/21/2000                       74,769,583
  92,000,000             6.32#                    01/21/2000                       91,980,397
  65,000,000             4.80                     01/26/2000                       64,995,414

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$ 46,000,000             4.95%                    01/26/2000                   $   45,841,875
   7,490,000             5.43                     01/26/2000                        7,461,757
  23,000,000             5.30                     01/28/2000                       22,908,575
  41,326,000             5.43                     01/28/2000                       41,157,700
   5,000,000             5.57                     01/28/2000                        4,979,113
  27,100,000             5.58                     01/28/2000                       26,986,586
  40,000,000             5.50                     02/02/2000                       39,804,445
 104,051,000             5.52                     02/02/2000                      103,540,456
 150,000,000             5.53                     02/02/2000                      149,262,667
  21,225,000             5.52                     02/03/2000                       21,117,602
  75,000,000             4.79                     02/04/2000                       74,992,141
 185,000,000             5.48                     02/04/2000                      184,042,522
 110,000,000             5.48                     02/09/2000                      109,346,967
   3,700,000             5.68                     02/11/2000                        3,676,065
  27,000,000             5.47                     02/16/2000                       26,811,285
  35,000,000             4.95                     02/17/2000                       34,997,589
  30,640,000             5.59                     02/18/2000                       30,411,630
  51,761,000             5.60                     02/18/2000                       51,374,518
  24,500,000             5.48                     02/23/2000                       24,302,339
 160,880,000             5.60                     02/23/2000                      159,553,634
  79,910,000             5.50                     02/25/2000                       79,238,534
 125,000,000             5.56                     02/25/2000                      123,938,194
 150,000,000             5.53                     03/01/2000                      148,617,500
  34,250,000             5.63                     03/01/2000                       33,928,621
  50,000,000             5.53                     03/03/2000                       49,523,805
  13,200,000             5.61                     03/03/2000                       13,072,466
  60,000,000             5.62                     03/03/2000                       59,419,267
  40,000,000             5.64                     03/03/2000                       39,611,467
  25,000,000             5.15                     03/08/2000                       24,998,238
  20,000,000             5.53                     03/08/2000                       19,794,161
  38,000,000             5.54                     03/08/2000                       37,608,199
  22,000,000             5.60                     03/08/2000                       21,770,711
  12,200,000             5.82                     03/08/2000                       12,067,854
  30,508,000             5.68                     03/10/2000                       30,175,870
  75,000,000             5.69                     03/10/2000                       74,182,062
  21,200,000             5.58                     04/07/2000                       20,881,258
  45,000,000             5.10                     05/17/2000                       44,988,651
  25,000,000             5.26                     05/26/2000                       24,998,075
  25,000,000             5.56                     07/14/2000                       24,998,002
  20,000,000             5.50                     07/19/2000                       19,993,224
  20,000,000             5.52                     08/02/2000                       19,987,659
  50,000,000             6.05                     11/03/2000                       49,979,030

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Federal Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Student Loan Marketing Association
$ 60,000,000             4.91%#                   01/03/2000                   $   59,993,118
  50,000,000             6.06#                    01/03/2000                       50,013,177
 111,200,000             6.05#                    01/04/2000                      111,161,849
  65,000,000             6.11#                    01/04/2000                       64,999,127
Tennessee Valley Authority
 100,000,000             5.55                     01/18/2000                       99,737,917
 125,000,000             5.52                     01/19/2000                      124,655,000
  65,000,000             5.67                     01/24/2000                       64,764,537
  12,800,000             5.51                     01/27/2000                       12,749,063
  40,500,000             5.46                     01/28/2000                       40,334,152
 184,600,000             5.51                     02/01/2000                      183,724,124
  50,000,000             5.53                     02/03/2000                       49,746,542
  40,000,000             5.46                     02/11/2000                       39,751,267
  11,100,000             5.57                     02/18/2000                       11,017,564
  49,750,000             5.53                     02/22/2000                       49,352,608
  21,018,000             5.53                     02/24/2000                       20,843,656
  30,000,000             5.63                     02/28/2000                       29,727,883
  63,000,000             5.57                     02/29/2000                       62,425,414
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                       $5,641,193,105
---------------------------------------------------------------------------------------------
Total Investments                                                              $5,641,193,105
---------------------------------------------------------------------------------------------

# Variable rate security-based index is either U.S. Treasury Bill, Federal
  Funds, LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.









---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Alabama--3.3%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1995 A (A-
 1/VMIG1)
$ 5,500,000              4.80%                      01/03/2000                     $    5,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1996 A (A-
 1/VMIG1)
 19,000,000              4.80                       01/03/2000                         19,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 A (A-
 1/VMIG1)
  8,600,000              4.80                       01/03/2000                          8,600,000
Columbia IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1995 B (A-
 1/VMIG1)
  5,900,000              4.80                       01/03/2000                          5,900,000
Eutaw City IDB VRDN PCRB Refunding for Alabama Power Co. Series 1998 (A-
 1/VMIG1)
  7,700,000              4.80                       01/03/2000                          7,700,000
Jefferson County MF Hsg. VRDN RB for Hickory Knolls Project Series 1994
 (Amsouth Bank LOC) (P-1)
  3,625,000              5.50                       01/06/2000                          3,625,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
  5,100,000              4.85                       01/06/2000                          5,100,000
Montgomery City Special Care Facilities VRDN RB for Baptist Medical Centre
 Series 1994 A (VMIG1)
 11,765,000              5.50                       01/06/2000                         11,765,000
-------------------------------------------------------------------------------------------------
                                                                                   $   67,190,000
-------------------------------------------------------------------------------------------------
Alaska--2.2%
Valdez Marine Terminal VRDN RB Refunding for Arco Transportation Alaska,
 Inc. Series 1994 B (A-1/VMIG1)
$43,350,000              5.65%                      01/05/2000                     $   43,350,000
-------------------------------------------------------------------------------------------------
Arizona--0.2%
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A-
 1+/VMIGI)
$ 3,500,000              5.60%                      01/05/2000                     $    3,500,000
-------------------------------------------------------------------------------------------------
California--3.3%
California School Cash Reserve Program Authority Pool Bonds Series 1999 A
 (AMBAC) (SP-1+/MIG1)
$10,000,000              4.00%                      07/03/2000                     $   10,023,673
California Statewide Communities Development Authority TRANS Series 1999 C-1
 (FSA) (SP-1+/MIG1)
 20,000,000              4.00                       06/30/2000                         20,054,572
California Statewide Communities Development Authority TRANS Series 1999 C-2
 (FSA) (SP-1+/MIG1)
 16,000,000              4.00                       09/29/2000                         16,015,343
Los Angeles County TRANS Series 1999-2000 (SP-1+/MIG1)
  5,000,000              4.00                       06/30/2000                          5,016,265

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
California (continued)
Los Angeles County Schools for Pooled Transportation Series 1999-2000 A COPS
 (FSA) (SP-1+)
$10,000,000              4.00%                      06/30/2000                     $   10,022,153
Los Angeles County Schools TRANS Series 1999 B (FSA) (SP-1+)
  5,000,000              4.00                       09/29/2000                          5,004,057
-------------------------------------------------------------------------------------------------
                                                                                   $   66,136,063
-------------------------------------------------------------------------------------------------
Colorado--1.9%
Jefferson County School District TANS for School District No. R-001 Series
 1999 (SP-1+/MIG1)
$32,500,000              4.50%                      06/30/2000                     $   32,603,209
Platte River Power Authority Electric RB Series 1993 S-1 (Morgan Guaranty
 Trust SPA) (A-1/VMIG1)
  5,000,000              3.70                       04/10/2000                          5,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   37,603,209
-------------------------------------------------------------------------------------------------
Florida--2.7%
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985
 (VMIG1)
$10,000,000              4.70%                      01/06/2000                     $   10,000,000
Florida Local Government Financing Commission Pooled CP Notes Series A
 (First Union National Bank) (A-1/P-1)
 22,000,000              3.80                       05/04/2000                         22,000,000
Orange County Educational Facilities Authority VRDN RB for Rollins College
 Project Series 1999 (Bank of America N.A. LOC) (VMIG1)
 10,900,000              5.55                       01/05/2000                         10,900,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984
 H-1 (NRU LOC) (A-1+/P-1)
  3,500,000              5.55                       01/05/2000                          3,500,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984
 H-2 (NRU LOC) (A-1+/P-1)
  6,380,000              5.55                       01/05/2000                          6,380,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984
 S (NRU LOC) (A-1+/P-1)
  2,555,000              5.55                       01/05/2000                          2,555,000
-------------------------------------------------------------------------------------------------
                                                                                   $   55,335,000
-------------------------------------------------------------------------------------------------
Georgia--9.1%
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-
 1/VMIG1)
$31,800,000              4.80%                      01/03/2000                     $   31,800,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
  5,600,000              5.05                       01/03/2000                          5,600,000
Burke County IDA PCRB for Georgia Power Co. Third Series 1995 (A-1/VMIG1)
 25,000,000              3.70                       05/01/2000                         25,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Georgia (continued)
Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-
 1+/VMIG1)
$50,125,000              5.65%                      01/05/2000                     $   50,125,000
Dekalb County Hospital Authority Anticipation Certificates for Dekalb
 Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
  1,880,000              5.55                       01/05/2000                          1,880,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for
 Childrens Health Care System Project Series 1998 B (Suntrust Bank LOC)
 (VMIG1)
 11,000,000              5.20                       01/05/2000                         11,000,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont
 Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
 12,000,000              5.50                       01/05/2000                         12,000,000
Municipal Electric Authority of Georgia VRDN RB General Series 1985 C
 (Bayerische Landesbank Girozentrale) (A-1+/VMIG1)
  3,200,000              5.80                       01/05/2000                          3,200,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 B
 (ABN/AMRO Bank LOC) (A-1+/VMIG1)
  9,700,000              5.50                       01/05/2000                          9,700,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D
 (ABN/AMRO Bank LOC) (A-1+/VMIG1)
  3,000,000              5.65                       01/05/2000                          3,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B (A-1+/VMIG1)
 29,000,000              5.50                       01/05/2000                         29,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $  182,305,000
-------------------------------------------------------------------------------------------------
Idaho--1.7%
State of Idaho TANS Series 1999 (SP-1+/MIG1)
$33,250,000              4.25%                      06/30/2000                     $   33,308,846
-------------------------------------------------------------------------------------------------
Illinois--12.5%
Chicago City RB for Chicago Midway Airport Series 1997 Societe Generale
 Trustor Floating Rate Receipts (A-1+)
$ 7,540,000              5.56%                      01/06/2000                     $    7,540,000
Chicago Park District Tax Anticipation Warrants Series 1999 (SP-1+/MIG1)
  5,500,000              4.38                       09/15/2000                          5,528,123
City of Chicago Water RB Series 2000 (Bank One, N.A. LOC) (A-1/VMIG1)
  7,300,000              5.40                       01/05/2000                          7,300,000
Cook County GO VRDN Series 1996 (A-1+/VMIG1)
 26,100,000              5.80                       01/05/2000                         26,100,000
Illinois Development Finance Authority VRDN RB for Olin Corp. Project Series
 1993 D (Wachovia Bank LOC) (A-1+)
  5,000,000              5.05                       01/03/2000                          5,000,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Illinois (continued)
Illinois Health Facilities Authority VRDN RB for Evanston Northwestern Corp.
 Series 1998 (A-1+/VMIG1)
$15,000,000              3.25%                      05/31/2000                     $   15,000,000
Illinois Health Facilities Authority VRDN RB for Northwest Community
 Hospital Series 1995 (A-1+/VMIG1)
 40,000,000              5.50                       01/06/2000                         40,000,000
Illinois Health Facilities Authority VRDN for Central Dupage Healthcorp
 Project Series 1990 (VMIG1)
  1,035,000              4.75                       01/03/2000                          1,035,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Series 1998 A (VMIG1)
 23,685,000              4.80                       01/03/2000                         23,685,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Hospital
 Series 1993 B (VMIG1)
 26,500,000              4.80                       01/03/2000                         26,500,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
  9,300,000              5.50                       01/06/2000                          9,300,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1+/VMIG1)
 25,225,000              5.30                       01/05/2000                         25,225,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/VMIG1)
  7,800,000              5.30                       01/05/2000                          7,800,000
Illinois Ohare International Airport RB Series 1983 B (Royal Bank of Canada
 LOC) (P-1)
  5,000,000              4.80                       01/03/2000                          5,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 96C 1305 Class A COPS (FGIC)
 (A-1)
 14,850,000              5.56                       01/06/2000                         14,850,000
Illinois State Toll Highway Authority VRDN RB Series 1998 B (Landesbank SPA)
 (FSA) (AAA)
 18,000,000              5.45                       01/06/2000                         18,000,000
Illinois State Toll Highway Priority Series 1993 B (Societe Generale LOC)
 (MBIA) (A-1+/VMIG1)>
 10,000,000              5.15                       01/05/2000                         10,000,000
Village of Sauget VRDN PCRB for Monsanto Co. Project Series 1992 (P-1)
  1,000,000              5.65                       01/05/2000                          1,000,000
Village of Sauget VRDN PCRB for Monsanto Co. Project Series 1993 (P-1)
  1,900,000              5.65                       01/05/2000                          1,900,000
-------------------------------------------------------------------------------------------------
                                                                                   $  250,763,123
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Indiana--1.2%
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital
 Series 1985 B (Bank of America LOC) (VMIG1)
$ 1,600,000              5.55%                      01/05/2000                     $    1,600,000
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital
 Series 1989 B (Bank of America LOC) (VMIG1)
 15,700,000              5.40                       01/06/2000                         15,700,000
Warrick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
  7,475,000              5.60                       01/06/2000                          7,475,000
-------------------------------------------------------------------------------------------------
                                                                                   $   24,775,000
-------------------------------------------------------------------------------------------------
Iowa--0.7%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems
 Series 1993 A (A-1/VMIG1)
$ 2,400,000              5.45%                      01/05/2000                     $    2,400,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-
 1/VMIG1)
 10,900,000              5.45                       01/05/2000                         10,900,000
-------------------------------------------------------------------------------------------------
                                                                                   $   13,300,000
-------------------------------------------------------------------------------------------------
Kentucky--2.6%
Kentucky Asset/Liability Commission TRANS Series 1999 A (SP-1+/MIG1)
$25,000,000              4.25%                      06/28/2000                     $   25,103,430
Kentucky Economic Development Financing Authority Hospital Facilities VRDN
 RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-
 1+/VMIG1)
 16,108,000              5.35                       01/05/2000                         16,108,000
Trimble County VRDN PCRB for Louisville Gas and Electric Co. Series 1996 A
 (A-1/VMIG1)
  4,000,000              3.75                       04/06/2000                          4,000,000
  6,500,000              3.80                       05/04/2000                          6,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   51,711,430
-------------------------------------------------------------------------------------------------
Louisiana--1.3%
New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
$12,500,000              5.40%                      01/05/2000                     $   12,500,000
Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum
 Series 1996 (Wachovia Bank of Georgia LOC) (P-1)
 14,000,000              5.55                       01/05/2000                         14,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   26,500,000
-------------------------------------------------------------------------------------------------
Maine--0.3%
Maine State GO Series 2000 (AA+/Aa2)
$ 5,855,000              4.50%                      06/15/2000                     $    5,874,279
-------------------------------------------------------------------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Maryland--0.5%
Washington Suburban Sanitary District GO VRDN BANS Series 1998 (A-1+/VMIG1)
$10,300,000              5.35%                      01/05/2000                     $   10,300,000
-------------------------------------------------------------------------------------------------
Massachusetts--6.1%
Commonwealth of Massachusetts GO VRDN Refunding Bonds Series 1998 A (A-
 1+/VMIG1)
$31,000,000              5.50%                      01/06/2000                     $   31,000,000
Massachusetts VRDN Series 1998 B (A-1+/VMIG1)
 31,950,000              5.50                       01/06/2000                         31,950,000
Massachusetts Health & Education Facility Authority for Harvard University
 Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+(c))
 10,000,000              5.56                       01/06/2000                         10,000,000
Massachusetts Health & Education Facility Authority VRDN RB Options for
 Harvard University Series I (A-1+/VMIG1)
 23,700,000              5.40                       01/06/2000                         23,700,000
 19,975,000              5.40                       01/06/2000                         19,975,000
Massachusetts Water Resources Authority RB Refunding for Multi-Modal General
 Series 1998 D (FGIC) (A-1+/VMIG1)
  5,400,000              5.50                       01/05/2000                          5,400,000
-------------------------------------------------------------------------------------------------
                                                                                   $  122,025,000
-------------------------------------------------------------------------------------------------
Michigan--0.6%
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series
 982202 Class A Certificates (A-1+)
$12,165,000              5.56%                      01/06/2000                     $   12,165,000
-------------------------------------------------------------------------------------------------
Minnesota--1.6%
Becker VRDN PCRB for Northern State Power Co. Series 1992 A (A-1+/VMIG1)
$ 5,000,000              3.75%                      04/11/2000                     $    5,000,000
Becker VRDN PCRB for Northern State Power Co. Series 1993 A (A-1+/VMIG1)
  5,000,000              3.80                       04/13/2000                          5,000,000
Port Authority of St. Paul VRDN for Weyerhaeuser Co. Project Series 1993 (A-
 1)
  4,000,000              5.40                       01/06/2000                          4,000,000
University of Minnesota VRDN Series 1999 A (A-1+/MIG1)
 17,500,000              5.50                       01/05/2000                         17,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   31,500,000
-------------------------------------------------------------------------------------------------
Missouri--0.1%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto
 Co. Series 1993 (P-1)
$ 1,500,000              5.50%                      01/05/2000                     $    1,500,000
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Nevada--2.3%
Clark County VRDN RB for Nevada Airport Improvement Series 1993 A (MBIA) (A-
 1+/VMIG1)
$45,860,000              5.20%                      01/05/2000                     $   45,860,000
-------------------------------------------------------------------------------------------------
New Mexico--1.9%
New Mexico Highway Commission VRDN RB Series 1996 (FSA) (A-1+/VMIG1)
$15,000,000              5.35%                      01/05/2000                     $   15,000,000
New Mexico TRANS 1999-2000 Series 1999 (SP-1+/MIG1)
 22,500,000              4.00                       06/30/2000                         22,556,958
-------------------------------------------------------------------------------------------------
                                                                                   $   37,556,958
-------------------------------------------------------------------------------------------------
New York--6.8%
Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
$54,300,000              5.75%                      01/05/2000                     $   54,300,000
Long Island Power Authority Electric System VRDN RB Series 2 (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
  8,100,000              5.50                       01/05/2000                          8,100,000
Long Island Power Authority Electric System VRDN RB Series 3 (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
 12,000,000              3.70                       03/06/2000                         12,000,000
Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
 14,000,000              3.75                       04/11/2000                         14,000,000
  4,200,000              3.80                       04/12/2000                          4,200,000
  4,700,000              3.80                       04/13/2000                          4,700,000
New York City GO Series 1994 A-10 (Morgan Guaranty Trust Company of New York
 LOC) (A-1+/VMIG1)
  1,800,000              4.50                       01/03/2000                          1,800,000
New York City GO VRDN Adjustable Series 1994 E-3 (Morgan Guaranty Trust
 Company of New York LOC) (A-1+/VMIG1)
  4,100,000              4.75                       01/03/2000                          4,100,000
New York City GO VRDN Series 1993 B (FGIC) (A-1+/VMIG1)
    700,000              4.50                       01/03/2000                            700,000
New York City GO VRDN Series 1994 C (Morgan Guaranty Trust Company of New
 York LOC) (A-1+/VMIG1)
  2,960,000              4.50                       01/03/2000                          2,960,000
New York City GO VRDN Series 1994 E-5 (Morgan Guaranty Trust Company of New
 York LOC) (A-1+/VMIG1)
  3,000,000              4.75                       01/03/2000                          3,000,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Bonds Series
 1999 A-1 (A-1+/VMIG1)
$   700,000              5.50%                      01/05/2000                     $      700,000
New York City Trust for Resources for American Museum of National History
 Series 1999 B (AMBAC) (Aaa)
 10,000,000              3.70                       07/01/2000                         10,000,000
New York State Energy Research & Development Authority PCRB CP for New York
 State Electric & Gas Corp. Series 1994 B (Mellon Bank LOC) (A-1+/VMIG1)
  4,800,000              5.05                       01/03/2000                          4,800,000
New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust
 Series 1996 C3204 COPS (A-1+(c))
 10,400,000              5.53                       01/06/2000                         10,400,000
-------------------------------------------------------------------------------------------------
                                                                                   $  135,760,000
-------------------------------------------------------------------------------------------------
North Carolina--2.4%
Charlotte Airport VRDN RB Refunding Series 1993 A (MBIA) (A-1+/VMIG1)
$ 5,415,000              5.15%                      01/05/2000                     $    5,415,000
City of Greensboro COPS VRDN for Municipal Property Acquisition Project
 Series 1998 (A-1+/VMIG1)
 10,000,000              5.50                       01/06/2000                         10,000,000
North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank
 N.A. LOC) (A-1+/Aa)
 24,565,000              5.45                       01/06/2000                         24,565,000
Rockingham County Adjustable VRDN PCRB Refunding for Philip Morris, Inc.
 Series 1992 (A-1/P-1)
  7,700,000              5.65                       01/05/2000                          7,700,000
Wake County Industrial Facilities VRDN PCRB Refunding Series 1990 B (Bank of
 New York LOC) (A-1+/VMIG1)
    500,000              4.50                       01/03/2000                            500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   48,180,000
-------------------------------------------------------------------------------------------------
Ohio--2.1%
Columbus Electric System VRDN RB Series 1984 (Union Bank of Switzerland LOC)
 (VMIG1)
$10,400,000              3.65%                      01/03/2000                     $   10,400,000
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems,
 Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
  6,400,000              5.65                       01/06/2000                          6,400,000
Hamilton County Hospital Facilities RB for The Drake Center, Inc. Series
 1999 A (FIRSTAR Bank N.A. LOC) (VMIG1)
  5,000,000              5.50                       01/06/2000                          5,000,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater
 Cincinnati Series 1997 B (A-1+/VMIG1)
 20,100,000              5.35                       01/05/2000                         20,100,000
-------------------------------------------------------------------------------------------------
                                                                                   $   41,900,000
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Oklahoma--0.2%
Southeastern IDA Solid Waste Disposal RB for Weyerhaeuser Co. Series 1993 PJ
 (A-1)
$ 3,300,000              5.40%                      01/06/2000                     $    3,300,000
-------------------------------------------------------------------------------------------------
Oregon--1.9%
Oregon State GO VRDN Series 73-G (A-1+/VMIG1)
$13,300,000              5.80%                      01/05/2000                     $   13,300,000
Oregon State GO VRDN Series 73-H (A-1+/VMIG1)
 24,500,000              5.80                       01/05/2000                         24,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   37,800,000
-------------------------------------------------------------------------------------------------
Pennsylvania--2.0%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt
 Trust 943804 Class A COPS (AMBAC) (A-1(c))
$15,030,000              5.56%                      01/06/2000                     $   15,030,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes
 Series 1999 (AMBAC) (A-1/VMIG1)
  3,500,000              5.35                       01/05/2000                          3,500,000
Philadelphia GO TRANS Series A 1999-2000 (SP-1+/MIG1)
 22,700,000              4.25                       06/30/2000                         22,760,031
-------------------------------------------------------------------------------------------------
                                                                                   $   41,290,031
-------------------------------------------------------------------------------------------------
South Carolina--0.4%
York County PCRB for North Carolina Electric Project Series 1984 N-2 (NRU)
 (AA-/Aa2)
$ 8,125,000              5.55%                      01/05/2000                     $    8,125,000
-------------------------------------------------------------------------------------------------
Tennessee--1.5%
Blount County IDB VRDN PCRB Refunding for ALCOA Series 1992 (A-1)
$ 2,450,000              5.60%                      01/06/2000                     $    2,450,000
Bradley County IDB VRDN RB Refunding for Olin Corp. (Wachovia Bank LOC) (A-
 1+)
  6,000,000              5.05                       01/03/2000                          6,000,000
Sevier County Public Building Authority RB for Local Government Improvement
 Series 1999 F (AMBAC) (VMIG1)
 21,500,000              5.50                       01/06/2000                         21,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   29,950,000
-------------------------------------------------------------------------------------------------
Texas--13.0%
City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1+(c))
$20,200,000              5.56%                      01/06/2000                     $   20,200,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health
 System RB Series 1998 B (AMBAC) (F-1+/VMIG1)
 10,100,000              5.60                       01/05/2000                         10,100,000
Gulf Coast Waste Disposal Authority PCRB Variable Refunding for Monsanto Co.
 Series 1996 (P-1)
  5,300,000              5.65                       01/05/2000                          5,300,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Texas (continued)
Harris County GO VRDN RB Toll Road Series 1994 B (A-1+/VMIG1)
$29,100,000              5.00%                      01/05/2000                     $   29,100,000
Harris County GO VRDN RB Toll Road Series 1994 C (A-1+/VMIG1)
  8,000,000              5.00                       01/05/2000                          8,000,000
Harris County GO VRDN RB Toll Road Series 1994 E (A-1+/VMIG1)
 17,900,000              5.00                       01/05/2000                         17,900,000
Harris County GO VRDN RB Toll Road Series 1994 F (A-1+/VMIG1)
 30,800,000              5.00                       01/05/2000                         30,800,000
Harris County Health Facilities Development Corp. RB for Memorial Hospital
 System Series 1997 B (MBIA) (A-1+/VMIG1)
  8,400,000              3.70                       03/01/2000                          8,400,000
Harris County Health Facilities Development Corp. RB for Methodist Hospital
 Series 1994 (Morgan Guaranty Trust SPA) (A-1+)
  9,800,000              4.80                       01/03/2000                          9,800,000
Harris County Health Facilities Development Corp. RB for St. Luke's
 Episcopal Hospital Series 1997 A (A-1+)
  2,880,000              4.80                       01/03/2000                          2,880,000
Harris County Health Facilities Development Corp. RB for St. Luke's
 Episcopal Hospital Series 1997 B (A-1+)
 11,290,000              4.80                       01/03/2000                         11,290,000
Houston Texas Series B (A-1+/P-1)
  8,400,000              3.70                       04/06/2000                          8,400,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
 10,200,000              3.80                       04/13/2000                         10,200,000
State of Texas TRANS Series 1999 A (SP-1+/MIG1)
 69,700,000              4.50                       08/31/2000                         70,023,432
Texas Public Finance Authority Series 1993 A (A-1+)
  9,250,000              3.45                       02/08/2000                          9,250,000
 10,000,000              3.80                       04/10/2000                         10,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $  261,643,432
-------------------------------------------------------------------------------------------------
Utah--6.4%
Central Water Conservancy District GO VRDN Refunding for Tender Option
 Series 1998 E (AMBAC) (A-1+/VMIG1)
$ 5,400,000              5.50%                      01/05/2000                     $    5,400,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F
 (AMBAC) (A-1+/VMIG1)
 15,510,000              5.50                       01/05/2000                         15,510,000
Intermountain Power Agency Power Supply Refunding VRDN RB Series 1985 E
 (AMBAC) (A-1+/VMIG1)
 16,500,000              3.45                       01/28/2000                         16,500,000
  7,500,000              3.80                       04/06/2000                          7,500,000
 10,000,000              3.80                       04/10/2000                         10,000,000
State of Utah GO Highway Bonds Series 1999 D (A-1+/VMIG1)
 47,500,000              5.35                       01/06/2000                         47,500,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Utah (continued)
State of Utah Highway Bonds Series 1999 C (SPA) (A-1+/VMIG1)
$10,000,000              5.35%                      01/06/2000                     $   10,000,000
University of Utah Regents VRDN RB for Auxiliary & Campus Facilities Series
 1997 A (A-1/VMIG1)
 16,480,000              5.50                       01/05/2000                         16,480,000
-------------------------------------------------------------------------------------------------
                                                                                   $  128,890,000
-------------------------------------------------------------------------------------------------
Virginia--2.2%
Chesterfield County IDA VRDN PCRB Refunding for Philip Morris Companies,
 Inc. Series 1992 (A-1/P-1)
$14,700,000              5.65%                      01/05/2000                     $   14,700,000
Roanoke IDA Hospital RB for Roanoke Memorial Hospitals Series 1995 A (A-
 1/VMIG1)
  7,254,000              4.80                       01/03/2000                          7,254,000
Roanoke IDA RB for Roanoke Memorial Hospitals Series 1995 B (A-1/VMIG1)
 18,500,000              4.80                       01/03/2000                         18,500,000
Virginia College Building Authority Educational Facilities VRDN RB for The
 University of Richmond Project Series 1999 (VMIG1)
  3,000,000              5.35                       01/05/2000                          3,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   43,454,000
-------------------------------------------------------------------------------------------------
Washington--1.8%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series
 97C 4701 (A-1+(c))
$ 5,410,000              5.56%                      01/06/2000                     $    5,410,000
King County Sewer RB CP Series A (A-1/P-1)
 10,000,000              3.75                       04/12/2000                         10,000,000
 11,900,000              3.75                       04/17/2000                         11,900,000
Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2
 (Bank of America LOC) (A-1+/VMIG1)
  5,400,000              5.20                       01/05/2000                          5,400,000
Washington State Health Care Facilities VRDN RB for Fred Hutchinson Cancer
 Series 1991 A (Morgan Guaranty Trust LOC) (VMIG1)
  4,200,000              4.50                       01/03/2000                          4,200,000
-------------------------------------------------------------------------------------------------
                                                                                   $   36,910,000
-------------------------------------------------------------------------------------------------
Wisconsin--2.0%
Milwaukee IDRB Multi-Modal Refunding for Pharmacia Biotech, Inc. Series 1994
 (P-1)
$ 8,000,000              5.95%                      01/05/2000                     $    8,000,000
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992
 A Eagle Tax-Exempt Trust Series 944905 (A-1)
 10,300,000              5.56                       01/06/2000                         10,300,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority VRDN RB for Wheaton
 Franciscan Services Series 1997 (Toronto Domion Bank LOC) (A-1+/VMIG1)
$16,675,000              5.50%                      01/06/2000                     $   16,675,000
Wisconsin Health Facilities Authority VRDN RB for Franciscan Health Care,
 Inc. Series 1985 A-1 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
  6,000,000              5.55                       01/05/2000                          6,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   40,975,000
-------------------------------------------------------------------------------------------------
Wyoming--1.2%
Sweetwater County PCRB for Pacificorp Project Series 1990 A (VMIG1)
$23,500,000              5.15%                      01/05/2000                     $   23,500,000
-------------------------------------------------------------------------------------------------
Total Investments                                                                  $2,004,236,371
-------------------------------------------------------------------------------------------------

> Forward commitment.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------



--------------------------------------------------------------------------------
Investment Abbreviations:

 AMBAC   --Insured by American Municipal Bond Assurance Corp.
 BANS    --Bond Anticipation Notes
 COPS    --Certificates of Participation
 CP      --Commercial Paper
 FGIC    --Insured by Financial Guaranty Insurance Co.
 FSA     --Insured by Financial Security Assistance Co.
 GO      --General Obligation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB    --Industrial Development Revenue Bond
 LOC     --Letter of Credit
 MBIA    --Insured by Municipal Bond Investors Assurance
 MF Hsg. --Multi-Family Housing
 NRU     --National Rural Utilities Cooperation Finance Corp.
 PCRB    --Pollution Control Revenue Bond
 RANS    --Revenue Anticipation Notes
 RB      --Revenue Bond
 SPA     --Stand-by Purchase Agreement
 TANS    --Tax Anticipation Notes
 TRANS   --Tax Revenue Anticipation Notes
 VRDN    --Variable Rate Demand Note
-------------------------------------------------------------



--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------

                                       Prime                       Premium
                                    Obligations    Money Market  Money Market
                                       Fund            Fund          Fund
                                            ---------------------------------
Assets:
Investment in securities, at
 value based on amortized cost    $10,012,126,625 $9,674,859,976 $399,340,638
Cash                                          --          34,812       15,948
Receivables:
  Interest                             46,896,679     41,252,781      945,920
  Fund shares sold                         69,551            --           --
  Reimbursement from adviser              496,521        571,930       24,511
 Other assets                              21,293         12,510       12,132
-----------------------------------------------------------------------------
  Total assets                     10,059,610,669  9,716,732,009  400,339,149
-----------------------------------------------------------------------------
Liabilities:
Payables:
  Investment securities purchased             --             --           --
  Income distribution                  32,053,269     15,574,099      887,480
  Fund shares repurchased                     --             --           --
  Management fee                        1,470,267      1,387,115       66,085
Accrued expenses and other
 liabilities                            1,255,134      1,156,486       49,091
-----------------------------------------------------------------------------
  Total liabilities                    34,778,670     18,117,700    1,002,656
-----------------------------------------------------------------------------
Net Assets:
Paid-in capital                    10,024,831,999  9,698,614,309  399,336,493
Accumulated undistributed net
 investment income                            --             --           --
Accumulated net realized loss on
 investment transactions                      --             --           --
-----------------------------------------------------------------------------
  Net assets                      $10,024,831,999 $9,698,614,309 $399,336,493
-----------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share
 (net assets/shares outstanding)            $1.00          $1.00        $1.00
-----------------------------------------------------------------------------
Shares outstanding:
FST shares                          8,062,549,440  8,747,861,497  312,507,170
FST Preferred shares                  219,711,045    241,179,233   50,847,345
FST Administration shares           1,051,830,626    403,601,564   18,670,401
FST Service shares                    690,740,888    305,972,015   17,311,577
-----------------------------------------------------------------------------
Total shares outstanding, $.001
 par value (unlimited number of
 shares authorized)                10,024,831,999  9,698,614,309  399,336,493
-----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Treasury       Treasury                                    Tax-Free
 Obligations    Instruments    Government      Federal      Money Market
     Fund           Fund          Fund           Fund           Fund
--------------------------------------------------------------------------
$4,332,390,402  $533,179,769 $3,490,016,453 $5,641,193,105 $2,004,236,371
        30,383        29,481          7,986         58,221      3,292,986
    24,583,830     6,985,292     15,424,974     22,678,717     13,867,764
           --            --             --       8,243,755            --
        50,571        43,278            --         353,338            --
        25,283           --          10,047         14,427          3,697
--------------------------------------------------------------------------
 4,357,080,469   540,237,820  3,505,459,460  5,672,541,563  2,021,400,818
--------------------------------------------------------------------------
           --            --      99,905,000            --      10,002,814
     9,595,725     1,295,547      8,507,183     10,005,212      2,850,409
           --            --         300,000            --       4,040,994
       543,970        73,589        419,595        783,101        299,809
       616,999        85,413        439,328        880,033         88,966
--------------------------------------------------------------------------
    10,756,694     1,454,549    109,571,106     11,668,346     17,282,992
--------------------------------------------------------------------------
 4,346,323,775   538,783,271  3,395,888,354  5,660,873,217  2,004,133,118
           --            --             --             --             --
           --            --             --             --         (15,292)
--------------------------------------------------------------------------
$4,346,323,775  $538,783,271 $3,395,888,354 $5,660,873,217 $2,004,117,826
--------------------------------------------------------------------------
         $1.00         $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------
 2,320,580,781   428,732,495  2,260,274,673  4,206,118,600  1,775,341,438
   297,924,730       207,940    181,155,906    186,590,206     31,359,256
 1,157,825,256    67,747,500    519,266,156    789,529,112    127,967,136
   569,993,008    42,095,336    435,191,619    478,635,299     69,465,288
--------------------------------------------------------------------------
 4,346,323,775   538,783,271  3,395,888,354  5,660,873,217  2,004,133,118
--------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                          Prime                      Premium
                                       Obligations   Money Market  Money Market
                                           Fund          Fund          Fund
                                       ----------------------------------------
Investment Income:
Interest income                        $404,691,925  $415,732,682  $30,712,327
-------------------------------------------------------------------------------
Expenses:
Management fees                          15,733,139    16,208,975    1,225,929
Custodian fees                              761,610       842,543      118,450
Registration fees                           691,631       678,618       13,675
Professional fees                            43,028        42,923       42,375
Trustee fees                                  7,115         7,086        7,115
Amortization of deferred organization
 expenses                                       --          3,394          --
Service share fees                        2,388,719     1,792,922      125,634
Administration share fees                 1,608,204     1,171,166       42,743
Preferred share fees                        271,735       182,474       95,934
Other                                       190,671       104,136       19,934
-------------------------------------------------------------------------------
  Total expenses                         21,695,852    21,034,237    1,691,789
  Less--expenses reimbursed and fees
   waived                                (3,305,743)   (3,339,178)    (327,131)
-------------------------------------------------------------------------------
  Net expenses                           18,390,109    17,695,059    1,364,658
-------------------------------------------------------------------------------
Net investment income                   386,301,816   398,037,623   29,347,669
-------------------------------------------------------------------------------
Net realized gain (loss) on
 investment transactions                     27,505        14,080        2,040
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                       $386,329,321  $398,051,703  $29,349,709
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Treasury       Treasury                                        Tax-Free
 Obligations     Instruments     Government       Federal       Money Market
     Fund           Fund            Fund            Fund            Fund
----------------------------------------------------------------------------
 $207,465,738    $20,317,333    $151,849,905    $209,967,731    $57,332,033
----------------------------------------------------------------------------
    8,600,531        887,891       6,128,383       8,368,477      3,570,544
      599,425         58,446         392,690         414,872         62,524
      181,677          8,633          25,439         420,587         36,826
       52,560         42,373          43,028          43,286         42,917
        7,106          7,076           7,106           7,085          7,086
          --             --              --              --           8,495
    2,620,099         91,522       3,617,320       1,981,259        275,997
    2,716,747        138,125       1,241,755       1,541,602        352,368
      282,021             92         193,925          74,134         45,428
      129,554         47,123          79,024          78,727         33,917
----------------------------------------------------------------------------
   15,189,720      1,281,281      11,728,670      12,930,029      4,436,102
   (1,851,351)      (254,623)     (1,177,030)     (1,821,735)      (609,445)
----------------------------------------------------------------------------
   13,338,369      1,026,658      10,551,640      11,108,294      3,826,657
----------------------------------------------------------------------------
  194,127,369     19,290,675     141,298,265     198,859,437     53,505,376
----------------------------------------------------------------------------
        7,186         51,713           7,180          46,182         (1,673)
----------------------------------------------------------------------------
 $194,134,555    $19,342,388    $141,305,445    $198,905,619    $53,503,703
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                 Prime                              Premium
                              Obligations       Money Market     Money Market
                                  Fund              Fund             Fund
                            ---------------------------------------------------
From operations:
Net investment income       $    386,301,816  $    398,037,623  $    29,347,669
Net realized gain (loss)
 on investment
 transactions                         27,505            14,080            2,040
--------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                    386,329,321       398,051,703       29,349,709
--------------------------------------------------------------------------------
Distribution to
 shareholders:
From net investment income
  FST shares                    (319,734,377)     (350,173,540)     (22,796,106)
  FST Preferred shares           (13,245,261)       (9,102,769)      (4,619,730)
  FST Administration
   shares                        (31,384,131)      (22,518,305)        (817,718)
  FST Service shares             (21,965,552)      (16,257,089)      (1,116,155)
--------------------------------------------------------------------------------
  Total distributions to
   shareholders                 (386,329,321)     (398,051,703)     (29,349,709)
--------------------------------------------------------------------------------
From share transactions
 (at $1.00 per share):
Proceeds from sales of
 shares                       79,579,532,778    78,515,803,235    8,717,491,247
Reinvestment of dividends
 and distributions               151,750,248       264,541,691       16,768,178
Cost of shares repurchased   (76,338,183,110)  (75,066,724,370)  (8,955,673,189)
--------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from share transactions     3,393,099,916     3,713,620,556     (221,413,764)
--------------------------------------------------------------------------------
  Total increase
   (decrease)                  3,393,099,916     3,713,620,556     (221,413,764)
Net assets:
Beginning of year              6,631,732,083     5,984,993,753      620,750,257
--------------------------------------------------------------------------------
End of year                 $ 10,024,831,999  $  9,698,614,309  $   399,336,493
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                   --                --               --
--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Treasury          Treasury                                              Tax-Free
  Obligations        Instruments       Government         Federal         Money Market
      Fund              Fund              Fund              Fund              Fund
-----------------------------------------------------------------------------------------
$    194,127,369   $    19,290,675  $    141,298,265  $    198,859,437  $     53,505,376
           7,186            51,713             7,180            46,182            (1,673)
-----------------------------------------------------------------------------------------
     194,134,555        19,342,388       141,305,445       198,905,619        53,503,703
-----------------------------------------------------------------------------------------
    (109,297,057)      (16,226,463)      (77,286,766)     (148,425,766)      (46,739,196)
     (13,167,759)           (4,200)       (9,320,232)       (3,744,402)       (1,359,653)
     (49,244,678)       (2,371,266)      (23,202,438)      (29,061,008)       (3,963,701)
     (22,425,061)         (745,112)      (31,496,009)      (17,674,951)       (1,442,826)
-----------------------------------------------------------------------------------------
    (194,134,555)      (19,347,041)     (141,305,445)     (198,906,127)      (53,505,376)
-----------------------------------------------------------------------------------------
  41,201,456,868     3,987,971,816    26,420,363,747    28,097,430,341    13,621,514,785
      83,752,356        11,588,203        48,048,760       132,421,372        28,266,083
 (42,327,587,736)   (4,323,784,819)  (25,988,871,304)  (25,953,163,766)  (13,320,335,659)
-----------------------------------------------------------------------------------------
  (1,042,378,512)     (324,224,800)      479,541,203     2,276,687,947       329,445,209
-----------------------------------------------------------------------------------------
  (1,042,378,512)     (324,229,453)      479,541,203     2,276,687,439       329,443,536
   5,388,702,287       863,012,724     2,916,347,151     3,384,185,778     1,674,674,290
-----------------------------------------------------------------------------------------
$  4,346,323,775   $   538,783,271  $  3,395,888,354  $  5,660,873,217  $  2,004,117,826
-----------------------------------------------------------------------------------------
             --                --                --                --                --
-----------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                  Prime             Money            Premium
                               Obligations          Market        Money Market
                                   Fund              Fund             Fund
                             ---------------------------------------------------
From operations:
Net investment income        $    305,811,261  $    324,028,066  $    21,956,146
Net realized gain on
 investment transactions               78,008            66,176           16,410
---------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations      305,889,269       324,094,242       21,972,556
---------------------------------------------------------------------------------
Distributions to
 shareholders:
From net investment income
  FST shares                     (269,081,520)     (276,370,684)     (15,650,407)
  FST Preferred shares             (8,232,389)       (4,076,565)      (5,432,663)
  FST Administration shares       (17,131,415)      (19,556,691)        (410,201)
  FST Service shares              (11,435,814)      (24,091,684)        (479,285)
---------------------------------------------------------------------------------
  Total distributions to
   shareholders                  (305,881,138)     (324,095,624)     (21,972,556)
---------------------------------------------------------------------------------
From share transactions (at
 $1.00 per share):
Proceeds from sales of
 shares                        57,969,401,996    69,898,690,078    5,229,951,088
Reinvestment of dividends
 and distributions                 93,909,532       166,197,933       14,446,374
Cost of shares repurchased    (55,869,833,965)  (68,984,229,619)  (4,844,668,494)
---------------------------------------------------------------------------------
  Net increase in net assets
   resulting from share
   transactions                 2,193,477,563     1,080,658,392      399,728,968
---------------------------------------------------------------------------------
  Total increase                2,193,485,694     1,080,657,010      399,728,968
Net assets:
Beginning of year               4,438,246,389     4,904,336,743      221,021,289
---------------------------------------------------------------------------------
End of year                  $  6,631,732,083  $  5,984,993,753  $   620,750,257
---------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --               --
---------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Treasury          Treasury                                             Tax-Free
  Obligations        Instruments       Government         Federal        Money Market
      Fund              Fund              Fund              Fund             Fund
----------------------------------------------------------------------------------------
$    238,595,463   $    20,343,941  $    141,201,262  $    130,484,575  $    45,674,271
       1,450,576           174,690               --             31,979            1,321
----------------------------------------------------------------------------------------
     240,046,039        20,518,631       141,201,262       130,516,554       45,675,592
----------------------------------------------------------------------------------------
    (157,673,844)      (18,729,601)      (87,893,105)      (92,448,326)     (36,931,756)
     (47,202,665)              (78)       (4,985,314)       (6,428,582)      (2,953,491)
     (19,083,866)         (927,699)      (17,131,280)      (19,097,019)      (4,375,262)
     (16,085,664)         (857,978)      (31,191,563)      (12,542,759)      (1,413,762)
----------------------------------------------------------------------------------------
    (240,046,039)      (20,515,356)     (141,201,262)     (130,516,686)     (45,674,271)
----------------------------------------------------------------------------------------
  53,000,555,348     3,317,001,578    29,790,708,579    14,894,751,480    9,696,660,958
      91,114,922         8,446,401        37,971,285        64,289,412       19,443,237
 (51,218,122,026)   (2,983,195,546)  (29,278,022,826)  (13,748,692,419)  (9,161,617,389)
----------------------------------------------------------------------------------------
   1,873,548,244       342,252,433       550,657,038     1,210,348,473      554,486,806
----------------------------------------------------------------------------------------
   1,873,548,244       342,255,708       550,657,038     1,210,348,341      554,488,127
   3,515,154,043       520,757,016     2,365,690,113     2,173,837,437    1,120,186,163
----------------------------------------------------------------------------------------
$  5,388,702,287   $   863,012,724  $  2,916,347,151  $  3,384,185,778  $ 1,674,674,290
----------------------------------------------------------------------------------------
             --                --                --                --               --
----------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1999
---------------------------------------  ---------------------------------------
1. Organization
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, "the Funds", or individually, a "Fund". Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market and Municipal Money Market (inactive as of December 31,
1999). On or about March 31, 2000, Premium Money Market will be terminated. The Funds offer four classes of shares--FST shares, FST Preferred shares, FST Administration shares and FST Service shares. On January 31, 2000, the Funds began offering a new share class, FST Select shares, except for Premium Money Market. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation--
Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1999 (tax year-end), the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:

                                                                      Years of
       Fund                                                  Amount  Expiration
       ----                                                  ------- ----------
Tax-Free Money Market....................................... $13,619 2005-2007

This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
 The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Deferred Organization Expenses--
Organization-related costs are amortized on a straight-line basis over a period of five years. The organizational costs for each Fund are fully amortized.

E. Expenses--
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations.
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

F. Segregation Transactions--
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. Agreements
Goldman Sachs Asset Management ("GSAM"), a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser (the "Adviser"), pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Funds' portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets. For the year ended December 31, 1999, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to .035% of the average daily net assets of each Fund.
 GSAM has voluntarily agreed to limit "Other Expenses" of each Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% of the average daily net assets of each Fund.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.
 For the year ended December 31, 1999, the Adviser has voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                               Management                  Expenses
                                  Fees                    Reimbursed
Fund                             Waived                   by Adviser                 Total
-------------------------------------------------------------------------------------------
Prime Obligations                $2,686                      $620                    $3,306
-------------------------------------------------------------------------------------------
Money Market                      2,767                       572                     3,339
-------------------------------------------------------------------------------------------
Premium Money Market                209                       118                       327
-------------------------------------------------------------------------------------------
Treasury Obligations              1,468                       383                     1,851
-------------------------------------------------------------------------------------------
Treasury Instruments                152                       103                       255
-------------------------------------------------------------------------------------------
Government                        1,048                       129                     1,177
-------------------------------------------------------------------------------------------
Federal                           1,429                       393                     1,822
-------------------------------------------------------------------------------------------
Tax-Free Money Market               609                       --                        609

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1999
---------------------------------------  ---------------------------------------

4. Preferred, Administration and Service Plans
The Funds have adopted Preferred, Administration and Service Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to, on an annual basis, .10%, .25% and .50%, respectively, of the average daily net asset value of each share class.

5.Line of Credit Facility
The Funds participated in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must have owned securities having a market value in excess of 300% of the total bank borrowings. Effective April 30, 1999, under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. Additionally, Prime Obligations, Premium Money Market, Treasury Obligations, and Government Funds participated in a $250,000,000 committed, unsecured revolving line of credit facility. Effective November 30, 1999, the remaining Funds were also added to the $250,000,000 committed facility. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the year ended December 31, 1999, the Funds did not have any borrowings under any of these facilities.

6.Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

7.Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
 At December 31, 1999, the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds had undivided interests in the following joint repurchase agreement account, which equaled $522,500,000, $678,200,000, $110,300,000, $1,091,600,000 and $604,200,000 in principal amount, respectively. At December 31, 1999, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

  Principal              Interest                    Maturity                      Amortized
    Amount                 Rate                        Date                           Cost
-----------------------------------------------------------------------------------------------
Barclays Capital PLC
$  150,000,000             5.50%                    01/03/2000                   $  150,000,000
Barclays Capital PLC
   713,200,000             2.75                     01/03/2000                      713,200,000
Donaldson, Lufkin & Jenrette, Inc.
 1,500,000,000             2.50                     01/03/2000                    1,500,000,000
Goldman, Sachs & Co.
   500,000,000             2.00                     01/03/2000                      500,000,000
SBC Warburg Dillon Read Corp.
 1,275,000,000             2.50                     01/03/2000                    1,275,000,000
-----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                         $4,138,200,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

At December 31, 1999, the Prime Obligations, Money Market, Premium Money Market and Government Funds had an undivided interest in the following joint repurchase agreement account II, which equaled $350,000,000, $300,000,000, $50,000,000 and $400,000,000 in principal amount. At December 31, 1999, the repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Banc of America Securities
$700,000,000             3.10%                    01/03/2000                   $  700,000,000
Chase Manhattan Bank
 340,000,000             3.15                     01/03/2000                      340,000,000
Morgan Stanley & Co.
 501,500,000             3.25                     01/03/2000                      501,500,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account II                                    $1,541,500,000
---------------------------------------------------------------------------------------------

8.Other Matters
Pursuant to a Securities and Exchange Commission exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

9.Change in Independent Auditors
On October 26, 1999, the Board of Trustees of the Funds, upon the recommendation of the Board's audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Funds' independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.


---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1999

--------------------------------------------------------------------------------
10. Summary of Share Transactions (at $1.00 per share)
Share activity for the year ended December 31, 1999 is as follows:

                                   Prime                           Premium
                                Obligations     Money Market     Money Market
                                   Fund             Fund             Fund
-------------------------------------------------------------------------------
 FST shares:
 Shares sold                   64,383,395,508   70,907,338,993   7,587,630,663
 Reinvestment of dividends
  and distributions               119,603,587      234,988,734      12,150,091
 Shares repurchased           (62,272,217,843) (67,390,246,268) (7,767,125,023)
                              -------------------------------------------------
                                2,230,781,252    3,752,081,459    (167,344,269)
-------------------------------------------------------------------------------
 FST Preferred shares:
 Shares sold                    3,347,403,106    2,317,273,791     674,544,518
 Reinvestment of dividends
  and distributions                 8,655,703        7,987,294       3,814,280
 Shares repurchased            (3,268,909,435)  (2,177,300,025)   (735,027,475)
                               ------------------------------------------------
                                   87,149,374      147,961,060     (56,668,677)
-------------------------------------------------------------------------------
 FST Administration shares:
 Shares sold                    6,580,990,548    3,606,115,900      89,156,387
 Reinvestment of dividends
  and distributions                10,434,546       14,795,343         288,454
 Shares repurchased            (5,870,792,290)  (3,616,780,939)    (84,502,269)
                               ------------------------------------------------
                                  720,632,804        4,130,304       4,942,572
-------------------------------------------------------------------------------
 FST Service shares:
 Shares sold                    5,267,743,616    1,685,074,551     366,159,679
 Reinvestment of dividends
  and distributions                13,056,412        6,770,320         515,353
 Shares repurchased            (4,926,263,542)  (1,882,397,138)   (369,018,422)
                               ------------------------------------------------
                                  354,536,486     (190,552,267)     (2,343,390)
-------------------------------------------------------------------------------
 Net increase (decrease) in
  shares                        3,393,099,916    3,713,620,556    (221,413,764)
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Treasury         Treasury                                          Tax-Free
   Obligations      Instruments      Government         Federal       Money Market
       Fund             Fund            Fund             Fund             Fund
-------------------------------------------------------------------------------------
  23,009,203,473    3,663,990,081   17,578,801,495   18,264,327,905   12,815,993,017
      44,674,187        9,299,834       25,486,580      105,168,778       24,551,976
 (24,254,629,116)  (4,066,763,789) (16,907,884,304) (16,509,631,916) (12,521,218,623)
-------------------------------------------------------------------------------------
  (1,200,751,456)    (393,473,874)     696,403,771    1,859,864,767      319,326,370
-------------------------------------------------------------------------------------
   4,027,430,083          204,597    1,803,540,334    1,349,295,944      156,777,353
       3,527,064            4,204        6,337,649        2,813,787          491,031
  (4,018,277,017)          (2,477)  (1,874,350,374)  (1,192,243,405)    (146,791,183)
-------------------------------------------------------------------------------------
      12,680,130          206,324      (64,472,391)     159,866,326       10,477,201
-------------------------------------------------------------------------------------
   8,793,649,044      115,095,488    4,360,433,701    4,962,474,534      340,711,614
      16,304,690        2,127,294       12,566,113       16,095,704        2,659,134
  (8,732,624,675)     (73,148,918)  (4,261,094,613)  (4,879,125,175)    (362,204,367)
-------------------------------------------------------------------------------------
      77,329,059       44,073,864      111,905,201       99,445,063      (18,833,619)
-------------------------------------------------------------------------------------
   5,371,174,268      208,681,650    2,677,588,217    3,521,331,958      308,032,801
      19,246,415          156,871        3,658,418        8,343,103          563,942
  (5,322,056,928)    (183,869,635)  (2,945,542,013)  (3,372,163,270)    (290,121,486)
-------------------------------------------------------------------------------------
      68,363,755       24,968,886     (264,295,378)     157,511,791       18,475,257
-------------------------------------------------------------------------------------
  (1,042,378,512)    (324,224,800)     479,541,203    2,276,687,947      329,445,209
-------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1999

--------------------------------------------------------------------------------

10. Summary of Share Transactions (at $1.00 per share) (continued) Share activity for the year ended December 31, 1998 is as follows:

                                   Prime                           Premium
                                Obligations     Money Market     Money Market
                                   Fund             Fund             Fund
-------------------------------------------------------------------------------
 FST shares:
 Shares sold                   50,577,781,681   64,642,205,884   4,885,235,788
 Reinvestment of dividends
  and distributions                81,013,084      145,091,154       9,694,829
 Shares repurchased           (48,694,767,051) (64,138,032,706) (4,633,271,570)
                              ------------------------------------------------
                                1,964,027,714      649,264,332     261,659,047
-------------------------------------------------------------------------------
 FST Preferred shares:
 Shares sold                    1,635,375,108      587,335,211     212,622,508
 Reinvestment of dividends
  and distributions                 1,663,959        3,560,753       4,477,152
 Shares repurchased            (1,657,247,424)    (517,936,393)   (110,141,465)
                              ------------------------------------------------
                                  (20,208,357)      72,959,571     106,958,195
-------------------------------------------------------------------------------
 FST Administration shares:
 Shares sold                    2,386,485,745    2,258,106,370      37,942,427
 Reinvestment of dividends
  and distributions                 5,232,944       13,668,515         128,617
 Shares repurchased            (2,302,131,386)  (2,093,556,998)    (25,799,913)
                              ------------------------------------------------
                                   89,587,303      178,217,887      12,271,131
-------------------------------------------------------------------------------
 FST Service shares:
 Shares sold                    3,369,759,462    2,411,042,613      94,150,365
 Reinvestment of dividends
  and distributions                 5,999,545        3,877,511         145,776
 Shares repurchased            (3,215,688,104)  (2,234,703,522)    (75,455,546)
                              ------------------------------------------------
                                  160,070,903      180,216,602      18,840,595
-------------------------------------------------------------------------------
 Net increase in shares         2,193,477,563    1,080,658,392     399,728,968
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Treasury         Treasury                                         Tax-Free
   Obligations      Instruments      Government        Federal       Money Market
       Fund             Fund            Fund             Fund            Fund
-----------------------------------------------------------------------------------
  38,811,128,138    3,155,786,943   19,929,403,199  10,287,288,538   8,343,229,377
      53,825,326        7,667,006       28,357,386      45,213,214      17,430,024
 (37,561,525,035)  (2,837,666,325) (19,872,424,728) (9,111,928,825) (7,844,065,473)
-----------------------------------------------------------------------------------
   1,303,428,429      325,787,624       85,335,857   1,220,572,927     516,593,928
-----------------------------------------------------------------------------------
   2,747,117,320              --     1,063,864,036     138,883,456     451,367,441
       6,885,153               77        2,648,231       7,188,094         155,091
  (2,714,118,870)             --      (828,030,762)   (313,722,647)   (465,792,140)
-----------------------------------------------------------------------------------
      39,883,603               77      238,481,505    (167,651,097)    (14,269,608)
-----------------------------------------------------------------------------------
   5,954,832,820       69,117,817    5,103,623,628   2,165,279,603     557,825,919
      16,115,116          770,968        4,155,641       6,022,375       1,389,127
  (5,629,346,838)     (50,374,164)  (5,000,220,220) (2,106,551,874)   (515,464,054)
-----------------------------------------------------------------------------------
     341,601,098       19,514,621      107,559,049      64,750,104      43,750,992
-----------------------------------------------------------------------------------
   5,487,477,070       92,096,818    3,693,817,716   2,303,299,883     344,238,221
      14,289,327            8,350        2,810,027       5,865,729         468,995
  (5,313,131,283)     (95,155,057)  (3,577,347,116) (2,216,489,073)   (336,295,722)
-----------------------------------------------------------------------------------
     188,635,114       (3,049,889)     119,280,627      92,676,539       8,411,494
-----------------------------------------------------------------------------------
   1,873,548,244      342,252,433      550,657,038   1,210,348,473     554,486,806
-----------------------------------------------------------------------------------


---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment      to          end    Total      of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00     5.18%    $8,062,549     0.18%        5.09%
1999-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.07        219,711     0.28         4.87
1999-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     4.91      1,051,831     0.43         4.88
1999-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.65        690,741     0.68         4.60
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00     5.55      5,831,773     0.18         5.39
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.45        132,558     0.28         5.26
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.29        331,196     0.43         5.14
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.03        336,205     0.68         4.89
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.05        (0.05)       1.00     5.60      3,867,739     0.18         5.46
1997-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.50        152,767     0.28         5.38
1997-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.34        241,607     0.43         5.22
1997-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.08        176,133     0.68         4.97
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.05        (0.05)       1.00     5.41      3,901,797     0.18         5.29
1996-FST Pre-
ferred Shares
(commenced
May 1)..........     1.00      0.03        (0.03)       1.00     5.28(c)     127,126     0.28(c)      5.19(c)
1996-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.14        215,898     0.43         5.06
1996-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.88        115,114     0.68         4.78
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.06        (0.06)       1.00     6.02      3,295,791     0.18         5.86
1995-FST Admin-
istration
shares..........     1.00      0.06        (0.06)       1.00     5.75        147,894     0.43         5.59
1995-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.49         65,278     0.68         5.33
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     0.23%        5.04%
1999-FST Pre-
ferred shares...     0.33         4.82
1999-FST Admin-
istration
shares..........     0.48         4.83
1999-FST Service
shares..........     0.73         4.55
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     0.24         5.33
1998-FST Pre-
ferred shares...     0.34         5.20
1998-FST Admin-
istration
shares..........     0.49         5.08
1998-FST Service
shares..........     0.74         4.83
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.23         5.41
1997-FST Pre-
ferred shares...     0.33         5.33
1997-FST Admin-
istration
shares..........     0.48         5.17
1997-FST Service
shares..........     0.73         4.92
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23         5.24
1996-FST Pre-
ferred Shares
(commenced
May 1)..........     0.33(c)      5.14(c)
1996-FST Admin-
istration
shares..........     0.48         5.01
1996-FST Service
shares..........     0.73         4.73
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.22         5.82
1995-FST Admin-
istration
shares..........     0.47         5.55
1995-FST Service
shares..........     0.72         5.29

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment      to          end    Total      of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00     5.18%    $8,747,861     0.18%        5.08%
1999-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.07        241,179     0.28         4.99
1999-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     4.92        403,602     0.43         4.81
1999-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.66        305,972     0.68         4.53
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00     5.55      4,995,782     0.18         5.40
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.45         93,218     0.28         5.30
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.29        399,474     0.43         5.16
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.03        496,520     0.68         4.86
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.06        (0.06)       1.00     5.63      4,346,519     0.18         5.50
1997-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.53         20,258     0.28         5.44
1997-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.37        221,256     0.43         5.26
1997-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.11        316,304     0.68         4.99
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.05        (0.05)       1.00     5.45      2,540,366     0.18         5.33
1996-FST Pre-
ferred shares
(commenced
May 1)..........     1.00      0.03        (0.03)       1.00     5.31(c)      17,510     0.28(c)      5.23(c)
1996-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.19        165,766     0.43         5.04
1996-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.93        234,376     0.68         4.84
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.06        (0.06)       1.00     6.07      2,069,197     0.15         5.89
1995-FST Admin-
istration
shares..........     1.00      0.06        (0.06)       1.00     5.80        137,412     0.40         5.61
1995-FST Service
shares (com-
menced
July 14)........     1.00      0.02        (0.02)       1.00     5.41(c)       4,219     0.65(c)      4.93(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     0.22%        5.04%
1999-FST Pre-
ferred shares...     0.32         4.95
1999-FST Admin-
istration
shares..........     0.47         4.77
1999-FST Service
shares..........     0.72         4.49
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     0.23         5.35
1998-FST Pre-
ferred shares...     0.33         5.25
1998-FST Admin-
istration
shares..........     0.48         5.11
1998-FST Service
shares..........     0.73         4.81
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.23         5.45
1997-FST Pre-
ferred shares...     0.33         5.39
1997-FST Admin-
istration
shares..........     0.48         5.21
1997-FST Service
shares..........     0.73         4.94
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23         5.28
1996-FST Pre-
ferred shares
(commenced
May 1)..........     0.33(c)      5.18(c)
1996-FST Admin-
istration
shares..........     0.48         4.99
1996-FST Service
shares..........     0.73         4.79
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.23         5.81
1995-FST Admin-
istration
shares..........     0.48         5.53
1995-FST Service
shares (com-
menced
July 14)........     0.73(c)      4.85(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                                                                            Net
                                                                         assets at              Ratio of net
                  Net asset                          Net asset              end    Ratio of net  investment
                  value at     Net     Distributions value at            of period expenses to   income to
                  beginning investment      to          end      Total      (in    average net  average net
                  of period income(a)  shareholders  of period return(b)  000's)      assets       assets
                   -----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00    5.10%    $312,507      0.18%        4.96%
1999-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00    5.00       50,847      0.28         4.82
1999-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00    4.84       18,670      0.43         4.78
1999-FST Service
shares..........     1.00      0.04        (0.04)       1.00    4.58       17,312      0.68         4.44
------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00    5.55      479,851      0.16         5.38
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00    5.45      107,517      0.26         5.29
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00    5.29       13,728      0.41         5.08
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00    5.03       19,655      0.66         4.79
------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.73(c)   218,192      0.08(c)      5.59(c)
1997-FST
Preferred shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.62(c)       558      0.18(c)      5.50(c)
1997-FST
Administration
shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.47(c)     1,457      0.33(c)      5.33(c)
1997-FST Service
shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.20(c)       814      0.58(c)      5.17(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                   -----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     0.23%        4.91%
1999-FST Pre-
ferred shares...     0.33         4.77
1999-FST Admin-
istration
shares..........     0.48         4.73
1999-FST Service
shares..........     0.73         4.39
------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     0.29         5.25
1998-FST Pre-
ferred shares...     0.39         5.16
1998-FST Admin-
istration
shares..........     0.54         4.95
1998-FST Service
shares..........     0.79         4.66
------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
August 1).......     0.43(c)      5.24(c)
1997-FST
Preferred shares
(commenced
August 1).......     0.53(c)      5.15(c)
1997-FST
Administration
shares
(commenced
August 1).......     0.68(c)      4.98(c)
1997-FST Service
shares
(commenced
August 1).......     0.93(c)      4.82(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                   Net asset                          Net asset            assets at  Ratio of net  investment
                   value at     Net     Distributions value at                end     expenses to   income to
                   beginning investment      to          end    Total      of period  average net  average net
                   of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                  ---------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     $1.00     $0.05       $(0.05)      $1.00     4.88%    $2,320,581     0.18%        4.75%
1999-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     4.78        297,925     0.28         4.67
1999-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     4.62      1,157,825     0.43         4.53
1999-FST Service
shares..........      1.00      0.04        (0.04)       1.00     4.36        569,993     0.68         4.28
---------------------------------------------------------------------------------------------------------------
1998-FST
shares..........      1.00      0.05        (0.05)       1.00     5.40      3,521,389     0.18         5.22
1998-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     5.29        285,240     0.28         5.20
1998-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     5.14      1,080,454     0.43         4.94
1998-FST Service
shares..........      1.00      0.05        (0.05)       1.00     4.87        501,619     0.68         4.69
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........      1.00      0.05        (0.05)       1.00     5.50      2,217,943     0.18         5.36
1997-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     5.40        245,355     0.28         5.32
1997-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     5.24        738,865     0.43         5.12
1997-FST Service
shares..........      1.00      0.05        (0.05)       1.00     4.98        312,991     0.68         4.87
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........      1.00      0.05        (0.05)       1.00     5.35      2,291,051     0.18         5.22
1996-FST Pre-
ferred
shares (commenced
May 1)..........      1.00      0.03        (0.03)       1.00     5.24(c)      46,637     0.28(c)      5.11(c)
1996-FST Admin-
istration shares
 ................      1.00      0.05        (0.05)       1.00     5.09        536,895     0.43         4.97
1996-FST Service
shares .........      1.00      0.05        (0.05)       1.00     4.83        220,560     0.68         4.72
---------------------------------------------------------------------------------------------------------------
1995-FST shares
 ................      1.00      0.06        (0.06)       1.00     5.96      1,587,715     0.18         5.73
1995-FST Admin-
istration shares
 ................      1.00      0.06        (0.06)       1.00     5.69        283,186     0.43         5.47
1995-FST Service
shares .........      1.00      0.05        (0.05)       1.00     5.43        139,117     0.68         5.21
                      Ratios assuming no
                    waiver of fees and no
                     expense limitations
                   ------------------------
                               Ratio of net
                    Ratio of    investment
                   expenses to  income to
                   average net average net
                     assets       assets
                  ---------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........      0.23%        4.70%
1999-FST Pre-
ferred shares...      0.33         4.62
1999-FST Admin-
istration
shares..........      0.48         4.48
1999-FST Service
shares..........      0.73         4.23
---------------------------------------------------------------------------------------------------------------
1998-FST
shares..........      0.23         5.17
1998-FST Pre-
ferred shares...      0.33         5.15
1998-FST Admin-
istration
shares..........      0.48         4.89
1998-FST Service
shares..........      0.73         4.64
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........      0.23         5.31
1997-FST Pre-
ferred shares...      0.33         5.27
1997-FST Admin-
istration
shares..........      0.48         5.07
1997-FST Service
shares..........      0.73         4.82
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........      0.24         5.16
1996-FST Pre-
ferred
shares (commenced
May 1)..........      0.34(c)      5.05(c)
1996-FST Admin-
istration shares
 ................      0.49         4.91
1996-FST Service
shares .........      0.74         4.66
---------------------------------------------------------------------------------------------------------------
1995-FST shares
 ................      0.23         5.68
1995-FST Admin-
istration shares
 ................      0.48         5.42
1995-FST Service
shares .........      0.73         5.16

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                                                                              Net
                                                                           assets at              Ratio of net
                   Net asset                          Net asset               end    Ratio of net  investment
                   value at     Net     Distributions value at             of period expenses to   income to
                   beginning investment      to          end      Total       (in    average net  average net
                   of period income(a)  shareholders  of period return(b)   000's)      assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     $1.00     $0.05       $(0.05)      $1.00     4.60%    $428,732      0.18%        4.51%
1999-FST Pre-
ferred shares...      1.00      0.04        (0.04)       1.00     4.49          208      0.28         4.53
1999-FST Admin-
istration
shares..........      1.00      0.04        (0.04)       1.00     4.34       67,748      0.43         4.29
1999-FST Service
shares..........      1.00      0.04        (0.04)       1.00     4.08       42,095      0.68         4.07
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........      1.00      0.05        (0.05)       1.00     5.05      822,207      0.18         4.74
1998-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     4.94            2      0.28         4.68
1998-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     4.79       23,676      0.43         4.62
1998-FST Service
shares..........      1.00      0.04        (0.04)       1.00     4.53       17,128      0.68         4.37
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST
shares (commenced
March 3)........      1.00      0.04        (0.04)       1.00     5.25(c)   496,419      0.18(c)      5.09(c)
1997-FST Pre-
ferred shares
(commenced
May 30).........      1.00      0.03        (0.03)       1.00     5.13(c)         2      0.28(c)      5.00(c)
1997-FST Admin-
istration shares
(commenced
April 1)........      1.00      0.04        (0.04)       1.00     4.99(c)     4,159      0.43(c)      4.84(c)
1997-FST Service
shares (com-
menced
March 5)........      1.00      0.04        (0.04)       1.00     4.71(c)    20,177      0.68(c)      4.62(c)
                      Ratios assuming no
                    waiver of fees and no
                     expense limitations
                   ------------------------
                               Ratio of net
                    Ratio of    investment
                   expenses to  income to
                   average net average net
                     assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........      0.24%        4.45%
1999-FST Pre-
ferred shares...      0.34         4.47
1999-FST Admin-
istration
shares..........      0.49         4.23
1999-FST Service
shares..........      0.74         4.01
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........      0.29         4.63
1998-FST Pre-
ferred shares...      0.39         4.57
1998-FST Admin-
istration
shares..........      0.54         4.51
1998-FST Service
shares..........      0.79         4.26
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST
shares (commenced
March 3)........      0.29(c)      4.98(c)
1997-FST Pre-
ferred shares
(commenced
May 30).........      0.39(c)      4.89(c)
1997-FST Admin-
istration shares
(commenced
April 1)........      0.54(c)      4.73(c)
1997-FST Service
shares (com-
menced
March 5)........      0.79(c)      4.51(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment      to          end      Total    of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                 ---------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00     5.03%    $2,260,275     0.18%        4.91%
1999-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     4.93        181,155     0.28         4.81
1999-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     4.77        519,266     0.43         4.67
1999-FST Service
shares..........     1.00      0.04        (0.04)       1.00     4.51        435,192     0.68         4.35
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00     5.46      1,563,875     0.18         5.32
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.36        245,628     0.28         5.15
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.20        407,363     0.43         5.06
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.94        699,481     0.68         4.83
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.05        (0.05)       1.00     5.54      1,478,539     0.18         5.41
1997-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.43          7,147     0.28         5.34
1997-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.28        299,804     0.43         5.15
1997-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.02        580,200     0.68         4.91
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.05        (0.05)       1.00     5.38        858,769     0.18         5.25
1996-FST Pre-
ferred shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     5.26(c)         112     0.28(c)      5.14(c)
1996-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.12        145,108     0.43         5.01
1996-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.86        223,554     0.68         4.74
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.06        (0.06)       1.00     6.00        743,884     0.18         5.81
1995-FST Admin-
istration
shares..........     1.00      0.06        (0.06)       1.00     5.74         82,386     0.43         5.54
1995-FST Service
shares (com-
menced May 16)..     1.00      0.03        (0.03)       1.00     5.40(c)      14,508     0.68(c)      5.08(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                 ---------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     0.22%        4.87%
1999-FST Pre-
ferred shares...     0.32         4.77
1999-FST Admin-
istration
shares..........     0.47         4.63
1999-FST Service
shares..........     0.72         4.31
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     0.23         5.27
1998-FST Pre-
ferred shares...     0.33         5.10
1998-FST Admin-
istration
shares..........     0.48         5.01
1998-FST Service
shares..........     0.73         4.78
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.24         5.35
1997-FST Pre-
ferred shares...     0.34         5.28
1997-FST Admin-
istration
shares..........     0.49         5.09
1997-FST Service
shares..........     0.74         4.85
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.24         5.19
1996-FST Pre-
ferred shares
(commenced May
1)..............     0.34(c)      5.08(c)
1996-FST Admin-
istration
shares..........     0.49         4.95
1996-FST Service
shares..........     0.74         4.68
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.24         5.75
1995-FST Admin-
istration
shares..........     0.49         5.48
1995-FST Service
shares (com-
menced May 16)..     0.74(c)      5.02(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net Asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)  shareholders  of period return(b) (in 000's)    assets       assets
                  -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00    5.05%    $4,206,119     0.18%        4.96%
1999-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00    4.94        186,590     0.28         5.05
1999-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00    4.79        789,529     0.43         4.71
1999-FST Service
shares..........     1.00      0.04        (0.04)       1.00    4.53        478,635     0.68         4.46
-------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00    5.41      2,346,254     0.18         5.24
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00    5.31         26,724     0.28         5.20
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00    5.15        690,084     0.43         5.02
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00    4.89        321,124     0.68         4.78
-------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced Feb-
ruary 28).......     1.00      0.05        (0.05)       1.00    5.51(c)   1,125,681     0.18(c)      5.39(c)
1997-FST Pre-
ferred shares
(commenced May
30).............     1.00      0.03        (0.03)       1.00    5.43(c)     194,375     0.28(c)      5.26(c)
1997-FST Admin-
istration shares
(commenced April
1)..............     1.00      0.04        (0.04)       1.00    5.27(c)     625,334     0.43(c)      5.15(c)
1997-FST Service
shares (com-
menced March
25).............     1.00      0.04        (0.04)       1.00    5.00(c)     228,447     0.68(c)      4.78(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                  -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     0.23%        4.91%
1999-FST Pre-
ferred shares...     0.33         5.00
1999-FST Admin-
istration
shares..........     0.48         4.66
1999-FST Service
shares..........     0.73         4.41
-------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     0.24         5.18
1998-FST Pre-
ferred shares...     0.34         5.14
1998-FST Admin-
istration
shares..........     0.49         4.96
1998-FST Service
shares..........     0.74         4.72
-------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced Feb-
ruary 28).......     0.27(c)      5.30(c)
1997-FST Pre-
ferred shares
(commenced May
30).............     0.37(c)      5.17(c)
1997-FST Admin-
istration shares
(commenced April
1)..............     0.52(c)      5.06(c)
1997-FST Service
shares (com-
menced March
25).............     0.77(c)      4.69(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment      to          end      Total    of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........    $1.00     $0.03       $(0.03)      $1.00     3.13%    $1,775,327     0.18%        3.12%
1999-FST Pre-
ferred shares...     1.00      0.03        (0.03)       1.00     3.03         31,359     0.28         2.99
1999-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     2.88        127,967     0.43         2.81
1999-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.62         69,465     0.68         2.61
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     1.00      0.03        (0.03)       1.00     3.34      1,456,002     0.18         3.28
1998-FST Pre-
ferred shares...     1.00      0.03        (0.03)       1.00     3.24         20,882     0.28         3.17
1998-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     3.08        146,800     0.43         3.04
1998-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.83         50,990     0.68         2.77
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.04        (0.04)       1.00     3.54        939,407     0.18         3.50
1997-FST Pre-
ferred shares...     1.00      0.03        (0.03)       1.00     3.43         35,152     0.28         3.39
1997-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     3.28        103,049     0.43         3.27
1997-FST Service
shares..........     1.00      0.03        (0.03)       1.00     3.02         42,578     0.68         3.01
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.03        (0.03)       1.00     3.39        440,838     0.18         3.35
1996-FST Pre-
ferred shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     3.30(c)      28,731     0.28(c)      3.26(c)
1996-FST Admin-
istration shares
 ................     1.00      0.03        (0.03)       1.00     3.13         51,661     0.43         3.10
1996-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.88         19,855     0.68         2.85
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.04        (0.04)       1.00     3.89        448,367     0.14         3.81
1995-FST Admin-
istration
shares..........     1.00      0.04        (0.04)       1.00     3.63         20,939     0.39         3.54
1995-FST Service
shares..........     1.00      0.03        (0.03)       1.00     3.38         19,860     0.64         3.32
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1999-FST
shares..........     0.22%        3.08%
1999-FST Pre-
ferred shares...     0.32         2.95
1999-FST Admin-
istration
shares..........     0.47         2.77
1999-FST Service
shares..........     0.72         2.57
--------------------------------------------------------------------------------------------------------------
1998-FST
shares..........     0.23         3.23
1998-FST Pre-
ferred shares...     0.33         3.12
1998-FST Admin-
istration
shares..........     0.48         2.99
1998-FST Service
shares..........     0.73         2.72
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.24         3.44
1997-FST Pre-
ferred shares...     0.34         3.33
1997-FST Admin-
istration
shares..........     0.49         3.21
1997-FST Service
shares..........     0.74         2.95
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23         3.30
1996-FST Pre-
ferred shares
(commenced May
1)..............     0.33(c)      3.21(c)
1996-FST Admin-
istration shares
 ................     0.48         3.05
1996-FST Service
shares..........     0.73         2.80
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.24         3.71
1995-FST Admin-
istration
shares..........     0.49         3.44
1995-FST Service
shares..........     0.74         3.22

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------

Report of Independent Public Accountants
---------------------------------------  ---------------------------------------

To the Shareholders and Board of Trustees of Goldman Sachs Trust--Financial Square Funds:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Trust--Financial Square Funds (a Delaware Business Trust comprising the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds), including the statements of investments, as of December 31, 1999, and the related statements of operations and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Goldman Sachs Trust--Financial Square Funds as of December 31, 1999, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 14, 2000

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------






--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust-Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel



OFFICERS

Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Adrien E. Deberghes, Jr., Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Amy E. Belanger, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary



GOLDMAN, SACHS & CO.


Distributor and Transfer Agent


GOLDMAN SACHS ASSET MANAGEMENT

Investment Adviser


                                                         [LOGO OF GOLDMAN SACHS]

                                                             Goldman Sachs Funds
                                                                     32 Old Slip
                                                              New York, NY 10005